Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT1-0324
1.9903809.102
Common Stocks - 98.0%
	Shares	Value ($)
Australia - 9.0%
Abacus Group unit	111,828	79,576
Abacus Storage King	160,615	119,215
Accent Group Ltd.	107,635	141,411
Adbri Ltd. (a)	108,885	216,584
AGL Energy Ltd.	165,928	937,152
Alpha HPA Ltd. (a)	158,880	89,293
ALS Ltd.	126,287	1,037,578
Altium Ltd.	32,555	1,045,856
Alumina Ltd. (a)	675,978	508,548
AMP Ltd.	760,634	461,302
Ansell Ltd.	34,727	546,180
APM Human Services International ltd.	74,853	36,132
ARB Corp. Ltd.	21,344	466,587
Arena (REIT) unit	98,275	222,829
Atlas Arteria Ltd. unit	318,375	1,122,400
Aub Group Ltd.	28,126	559,711
Audinate Group Ltd. (a)	20,417	219,805
Aussie Broadband Ltd. (a)	59,428	148,784
Austal Ltd.	88,419	117,300
Australian Agricultural Co. Ltd. (a)	40,108	38,306
Australian Clinical Labs Ltd. (b)	35,704	70,040
AVZ Minerals Ltd. (a)(b)(c)	776,046	397,117
Bank of Queensland Ltd.	179,783	705,821
Bapcor Ltd.	92,921	340,138
Beach Energy Ltd.	436,969	468,928
Bega Cheese Ltd.	71,211	173,547
Bellevue Gold Ltd. (a)	313,459	271,148
Bendigo & Adelaide Bank Ltd.	155,263	991,966
Boral Ltd. (a)	76,432	263,417
Boss Energy Ltd. (a)	91,716	331,866
Breville Group Ltd.	27,406	484,342
Brickworks Ltd.	20,777	396,593
BWP Trust	130,488	292,193
Calix Ltd. (a)	40,876	44,902
Capricorn Metals Ltd. (a)	82,377	245,595
Centuria Capital Group unit	177,829	198,371
Centuria Industrial REIT	148,083	313,707
Centuria Office REIT unit	114,851	99,441
Cettire Ltd. (a)	67,772	137,837
Chalice Mining Ltd. (a)	95,942	68,980
Challenger Ltd.	124,149	526,662
Champion Iron Ltd.	106,226	582,759
Charter Hall Group unit	130,018	1,014,101
Charter Hall Long Wale REIT unit	178,741	435,218
Charter Hall Retail REIT	143,341	346,320
Charter Hall Social Infrastruc	91,726	165,481
Cleanaway Waste Management Ltd.	577,770	978,124
Clinuvel Pharmaceuticals Ltd.	10,768	110,157
Codan Ltd./Australia	27,154	143,530
Collins Foods Ltd.	30,404	238,364
Core Lithium Ltd. (a)(b)	521,914	65,550
Coronado Global Resources, Inc. CDI (d)	205,092	218,152
Corporate Travel Management Ltd.	34,068	450,656
Costa Group Holdings Ltd.	103,103	214,516
Credit Corp. Group Ltd.	18,349	203,989
Cromwell Property Group unit	396,680	107,004
CSR Ltd.	130,607	588,120
Data#3 Ltd.	38,143	242,574
De Grey Mining Ltd. (a)	392,623	312,443
Deep Yellow Ltd. (a)	196,766	185,833
Deterra Royalties Ltd.	116,206	418,510
Dexus Industria (REIT)	59,137	108,047
Dicker Data Ltd.	19,832	145,900
Domain Holdings Australia Ltd.	68,856	149,414
Dominos Pizza Enterprises Ltd.	18,418	473,738
Downer EDI Ltd.	174,675	475,719
Eagers Automotive Ltd.	42,264	389,716
Elders Ltd.	43,274	252,799
Evolution Mining Ltd.	503,246	1,054,172
EVT Ltd.	24,605	200,722
Firefinch Ltd. (a)(b)(c)	325,521	42,712
Fleetpartners Group Ltd. (a)	70,240	140,260
Flight Centre Travel Group Ltd.	48,124	664,876
G8 Education Ltd.	201,408	139,442
Genesis Minerals Ltd. (a)	255,573	270,927
Gold Road Resources Ltd.	297,303	293,750
GrainCorp Ltd.	59,289	311,498
Growthpoint Properties Australia Ltd.	73,415	114,897
GUD Holdings Ltd. (b)	38,784	307,852
Hansen Technologies Ltd.	50,016	168,026
Harvey Norman Holdings Ltd.	152,092	437,084
Healius Ltd. (a)	189,757	170,715
HealthCo REIT (b)	123,250	109,810
Helia Group Ltd.	86,546	278,298
Hmc Capital Ltd.	62,018	245,973
HomeCo Daily Needs (REIT) unit	452,036	372,120
HUB24 Ltd.	20,180	487,670
Iluka Resources Ltd.	116,609	544,632
Imdex Ltd.	139,957	154,420
Incitec Pivot Ltd.	533,068	930,940
Ingenia Communities Group unit	111,350	322,530
Inghams Group Ltd.	97,675	273,324
Insignia Financial Ltd. (b)	146,766	203,791
Integral Diagnostics Ltd. (b)	58,761	76,004
IPH Ltd.	59,975	266,891
Iress Ltd.	51,428	273,052
JB Hi-Fi Ltd.	29,965	1,114,773
Johns Lyng Group Ltd.	57,471	253,660
Judo Capital Holdings Ltd. (a)	196,255	150,326
Jumbo Interactive Ltd.	14,631	150,033
Karoon Energy Ltd. (a)	214,252	269,565
Kelsian Group Ltd.	47,618	221,472
Latin Resources Ltd. (a)(b)	644,848	70,966
Lendlease Group unit	179,075	859,647
Leo Lithium Ltd. (a)(c)	273,636	90,657
Lifestyle Communities Ltd.	25,672	298,755
Link Administration Holdings Ltd.	144,206	204,320
Liontown Resources Ltd. (a)(b)	333,237	221,895
Lovisa Holdings Ltd. (b)	18,170	270,324
Lynas Rare Earths Ltd. (a)	256,135	973,898
MA Financial Group Ltd.	26,504	100,992
Maas Group Holdings Ltd. (b)	31,437	83,080
Mader Group Ltd. (b)	13,663	57,719
Magellan Financial Group Ltd.	49,545	290,402
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	540
McMillan Shakespeare Ltd.	15,300	172,285
Megaport Ltd. (a)	41,235	336,734
Metcash Ltd.	262,457	622,591
Monadelphous Group Ltd.	25,234	226,138
Mount Gibson Iron Ltd. (a)	153,301	52,948
Nanosonics Ltd. (a)	71,257	136,742
National Storage REIT unit	340,525	510,690
Netwealth Group Ltd.	36,580	397,319
Neuren Pharmaceuticals Ltd. (a)	31,069	475,999
New Hope Corp. Ltd.	151,542	530,040
NEXTDC Ltd. (a)	141,456	1,280,623
NIB Holdings Ltd.	132,100	698,659
Nick Scali Ltd.	18,987	153,510
Nine Entertainment Co. Holdings Ltd.	383,866	492,499
NRW Holdings Ltd.	111,317	196,708
Nufarm Ltd.	98,996	356,842
Objective Corp. Ltd.	7,505	59,735
oOh!media Ltd.	148,232	154,723
Orora Ltd.	366,800	666,689
Paladin Energy Ltd. (Australia) (a)	781,515	654,778
Pepper Money Ltd.	51,004	44,249
Perenti Ltd. (a)	223,141	118,666
Perpetual Trustees Australia Ltd.	31,042	522,358
Perseus Mining Ltd. (Australia)	374,272	440,705
PEXA Group Ltd. (a)	36,487	272,667
Pinnacle Investment Management Group Ltd.	38,702	255,302
Platinum Asset Management Ltd.	118,058	90,429
PointsBet Holdings Ltd. warrants 7/8/24 (a)(c)	2,964	0
PolyNovo Ltd. (a)	179,426	220,494
Premier Investments Ltd.	23,970	436,426
Pro Medicus Ltd.	14,387	947,802
PWR Holdings Ltd.	21,714	148,210
Qube Holdings Ltd.	460,826	979,741
Ramelius Resources Ltd.	292,944	304,273
Red 5 Ltd. (a)	709,700	145,574
Redox Ltd.	49,358	73,733
Region RE Ltd. unit	322,010	474,099
Regis Resources Ltd. (a)	205,282	279,978
Resolute Mng Ltd. (a)	573,195	161,021
Rural Funds Group unit	102,490	138,591
Sandfire Resources NL (a)	124,989	587,397
Sayona Mining Ltd. (a)(b)	2,299,993	59,099
Select Harvests Ltd.	32,611	79,296
Seven Group Holdings Ltd.	44,840	1,049,485
Sigma Healthcare Ltd.	237,121	160,180
Silex Systems Ltd. (a)	47,592	158,619
Silver Lake Resources Ltd. (a)	258,849	203,704
SiteMinder Ltd. (a)	60,684	207,467
Smartgroup Corp. Ltd.	34,093	214,898
Solgold PLC (a)	443,744	43,864
Stanmore Resources Ltd.	74,609	191,458
Steadfast Group Ltd.	255,839	989,937
Strike Energy Ltd. (a)(b)	561,284	157,278
Super Retail Group Ltd.	43,375	447,638
Tabcorp Holdings Ltd.	625,030	324,711
Technology One Ltd.	80,002	817,396
Telix Pharmaceuticals Ltd. (a)	66,187	493,476
Temple & Webster Group Ltd. (a)	23,963	141,950
The Star Entertainment Group Ltd. (a)	673,490	244,393
Tyro Payments Ltd. (a)	121,564	86,240
Ventia Services Group Pty Ltd.	222,352	477,051
Viva Energy Group Ltd. (d)	296,942	676,394
Vulcan Steel Ltd.	18,365	88,818
Waypoint (REIT) unit	178,932	288,065
Webjet Ltd. (a)(b)	105,078	509,808
Weebit Nano Ltd. (a)(b)	46,932	105,562
West African Resources Ltd. (a)	254,897	161,562
Westgold Resources Ltd. (a)	122,834	177,206
Whitehaven Coal Ltd.	218,327	1,193,539
WorleyParsons Ltd.	100,873	968,736
Yancoal Australia Ltd.	90,150	351,682
TOTAL AUSTRALIA		64,380,785
Austria - 1.1%
ams-OSRAM AG (a)	284,754	676,454
Andritz AG	18,568	1,146,797
AT&S Austria Technologie & Systemtechnik AG	7,107	172,505
BAWAG Group AG (d)	21,640	1,118,803
CA Immobilien Anlagen AG	10,334	339,506
DO & CO Restaurants & Catering AG	2,063	287,603
EVN AG	9,726	269,604
Immofinanz AG (a)	9,509	226,080
Immofinanz AG (a)(c)	25,803	0
Kontron AG	10,566	246,187
Lenzing AG (a)	5,410	180,952
Oesterreichische Post AG	9,291	314,779
Palfinger AG	4,155	107,767
PORR AG	5,042	70,836
Raiffeisen International Bank-Holding AG	40,846	852,829
S IMMO AG rights (a)(c)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	2,911	138,578
Semperit AG Holding	2,244	35,164
UNIQA Insurance Group AG	33,610	282,588
Vienna Insurance Group AG	10,590	300,421
Wienerberger AG	29,275	995,948
TOTAL AUSTRIA		7,763,401
Bailiwick of Guernsey - 0.0%
Balanced Commercial Property Trust Ltd.	195,894	188,675
Bailiwick of Jersey - 0.1%
JTC PLC (d)	43,430	440,586
Belgium - 1.5%
Ackermans & Van Haaren SA	6,462	1,081,742
Aedifica SA	13,207	864,932
Aedifica SA rights (a)(e)	11,214	23,215
Barco NV	19,275	320,581
Bekaert SA	9,946	486,484
Bpost SA	28,212	115,308
Cofinimmo SA	10,224	745,813
Colruyt NV	12,899	589,242
Deme Group NV	2,133	268,317
Euronav NV	27,147	478,206
Exmar NV	3,112	25,224
Fagron NV	19,299	347,677
Galapagos NV (a)	12,663	475,023
Intervest Offices & Warehouses NV	7,985	179,491
KBC Ancora	9,768	451,175
Kinepolis Group NV	3,800	168,989
Melexis NV	5,574	482,508
Montea SICAFI SCA	3,834	330,644
Ontex Group NV (a)	18,119	143,237
Proximus	41,943	398,794
Recticel SA (b)	11,851	146,773
Retail Estates NV	3,156	207,029
Shurgard Self Storage Europe SARL	7,480	348,162
Solvay SA Class A	20,347	559,400
Tessenderlo Group	6,912	198,323
VGP NV	3,824	451,280
X-Fab Silicon Foundries SE (a)(d)	16,014	154,719
Xior Student Housing NV	8,018	240,455
TOTAL BELGIUM		10,282,743
Bermuda - 0.0%
Cool Co. Ltd.	6,481	76,720
China - 0.3%
CITIC 1616 Holdings Ltd.	453,000	161,528
E-Commodities Holdings Ltd.	342,000	64,887
Fosun Tourism Group (a)(b)(d)	67,800	34,769
Health & Happiness H&H International Holdings Ltd.	61,500	80,341
Kerry Logistics Network Ltd.	103,000	114,439
Shangri-La Asia Ltd. (a)	346,000	215,006
Theme International Holdings Ltd. (a)(b)	1,350,000	71,689
TI Fluid Systems PLC (d)	92,743	168,543
VSTECS Holdings Ltd.	180,000	96,992
Yangzijiang Shipbuilding Holdings Ltd.	711,900	888,750
Yanlord Land Group Ltd. (a)	169,900	65,656
TOTAL CHINA		1,962,600
Cyprus - 0.0%
Atalaya Mining PLC	26,870	118,502
Denmark - 2.1%
ALK-Abello A/S (a)	36,453	589,797
Alm. Brand A/S	234,634	426,233
Ambu A/S Series B (a)	51,927	865,005
Bavarian Nordic A/S (a)	21,568	497,491
Better Collective A/S (a)	8,468	236,790
cBrain A/S	3,040	110,845
Cementir SpA	12,845	137,844
Chemometec A/S	4,393	239,090
D/S Norden A/S	6,048	326,007
DFDS A/S	9,665	328,446
FLSmidth & Co. A/S	14,331	591,312
GN Store Nord A/S (a)	37,581	891,367
H Lundbeck A/S	75,497	382,435
H Lundbeck A/S Class A	12,038	53,021
ISS A/S	43,589	827,853
Jyske Bank A/S (Reg.)	13,253	1,018,730
Matas A/S	9,558	171,551
Netcompany Group A/S (a)(d)	12,475	499,539
Nilfisk Holding A/S (a)	3,393	59,915
NKT A/S (a)	14,857	1,038,205
NTG Nordic Transport Group A/S (a)	1,657	74,591
Per Aarsleff Holding A/S	4,760	219,452
Ringkjoebing Landbobank A/S	7,552	1,219,698
Royal Unibrew A/S	13,864	910,525
Scandinavian Tobacco Group A/S (d)	15,523	278,388
Schouw & Co.	3,493	279,539
Solar Holding A/S	1,496	97,491
Spar Nord Bank A/S	19,864	338,384
Sydbank A/S	15,507	690,194
Topdanmark A/S	12,411	551,316
Zealand Pharma A/S (a)	13,774	942,956
TOTAL DENMARK		14,894,010
Egypt - 0.1%
Centamin PLC	317,264	389,202
Energean PLC	42,114	504,890
TOTAL EGYPT		894,092
Faroe Islands - 0.1%
Bakkafrost	13,908	780,215
Finland - 1.2%
Cargotec Corp. (B Shares)	10,577	601,819
Citycon Oyj	23,087	121,058
Finnair Oyj (a)	2,636,015	100,845
Huhtamaki Oyj	26,692	1,049,131
Kemira Oyj	29,736	557,554
Kempower OYJ (a)(b)	4,650	149,753
Kojamo OYJ	34,394	411,096
Konecranes Oyj	18,554	798,844
Mandatum Holding OY	110,355	501,372
Marimekko Oyj	8,481	126,666
Metsa Board OYJ (B Shares)	44,255	356,307
Musti Group OYJ	8,847	249,541
Nokian Tyres PLC	32,892	297,097
Outokumpu Oyj (A Shares)	100,120	428,254
Puuilo Oyj	21,052	202,938
Qt Group Oyj (a)	5,249	372,803
Revenio Group Oyj	5,827	160,706
TietoEVRY Oyj	29,187	679,423
Tokmanni Group Corp.	12,989	222,911
Valmet Corp.	43,040	1,220,975
YIT OYJ	35,975	76,784
TOTAL FINLAND		8,685,877
France - 3.8%
ABC Arbitrage SA	9,479	45,330
Abivax SA (a)	9,418	122,951
Air France KLM (Reg.) (a)	32,510	418,089
Altarea SCA	1,151	100,755
ALTEN	8,111	1,260,487
Antin Infrastructure Partners SA	10,323	190,322
Atos SE (a)(b)	30,785	132,578
Aubay	1,973	87,634
Believe SA (a)	6,761	79,642
Beneteau SA	10,065	121,173
BIC SA	6,621	458,656
Boiron SA	1,014	43,877
Bonduelle SCA	3,810	40,557
Carmila SA	17,700	315,618
CGG SA (a)	194,688	94,280
Clariane SE (b)	21,415	54,387
Coface SA	28,948	391,990
Compagnie des Alpes	5,315	86,733
Compagnie Plastic Omnium SA	16,258	187,648
Derichebourg	26,895	139,805
Elior SA (a)(d)	32,355	93,989
Elis SA	51,313	1,132,370
Equasens	1,492	85,941
Eramet SA (b)	2,380	165,127
Esker SA	1,493	251,704
Etablissements Maurel & Prom	16,375	97,773
Euroapi SASU	14,881	99,869
Eutelsat Communications (a)(b)	40,503	148,211
Exclusive Networks SA (a)	3,672	75,001
Fnac Darty SA	3,147	84,344
Forvia (a)	43,727	758,691
Gaztransport et Technigaz SA	9,660	1,358,187
Gl Events	2,031	43,766
ICADE	9,537	325,277
ID Logistics Group (a)	770	274,606
Imerys SA	9,350	312,028
Interparfums SA	5,731	304,410
Ipsos SA	10,964	720,999
JCDecaux SA (a)	17,716	368,937
Kaufman & Broad SA	3,114	92,377
LISI	3,963	93,365
Manitou BF SA	2,742	61,488
Mercialys SA	25,903	295,890
Mersen SA	6,058	221,285
Metropole Television SA	6,847	97,304
Neoen SA (d)	18,840	548,916
Nexans SA	8,497	778,234
Nexity	12,605	211,008
OVH Groupe SAS (a)	11,006	118,288
Peugeot Invest	1,395	150,758
Pierre Et Vacances La Defense (a)	39,651	57,420
Quadient SA	9,385	198,993
Rexel SA	67,044	1,796,146
Rubis SCA	27,063	686,134
SCOR SE	41,914	1,252,900
Seche Environment SA	656	81,670
Societe Pour L'Informatique Industrielle SA	2,430	183,564
Soitec SA (a)	6,896	1,009,069
Sopra Steria Group	4,238	997,525
SPIE SA	38,528	1,278,262
Technip Energies NV	40,048	835,085
Television Francaise 1 SA	11,212	98,873
Trigano SA	2,431	384,619
Ubisoft Entertainment SA (a)	26,442	586,091
Valeo SA	57,415	749,412
Vallourec SA (a)	44,303	638,457
Valneva SE (a)(b)	28,637	117,541
Verallia SA (d)	20,313	720,034
Vicat SA	4,883	190,238
Virbac SA	1,168	421,594
Voltalia SA (a)(b)	11,180	96,175
VusionGroup (a)(b)	2,216	330,487
Waga Energy SA (a)	1,698	43,949
Wavestone	1,996	132,445
Wendel SA	7,342	669,275
TOTAL FRANCE		27,298,613
Georgia - 0.1%
Bank of Georgia Group PLC	9,420	453,046
TBC Bank Group PLC	13,137	485,304
TOTAL GEORGIA		938,350
Germany - 4.3%
1&1 AG	9,801	194,468
About You Holding AG (a)(b)	15,279	67,765
Adesso AG (b)	888	89,344
Adtran Networks SE (a)	5,204	112,479
Aixtron AG	31,273	1,175,112
Amadeus Fire AG	1,558	188,578
Aroundtown SA (a)(b)	255,508	576,278
ATOSS Software AG	1,098	302,585
Aurubis AG	8,622	624,851
Auto1 Group SE (a)(d)	30,358	128,049
BayWa AG	3,873	124,729
Bertrandt AG	1,525	81,497
Bilfinger Berger AG	7,770	331,011
Borussia Dortmund GmbH & Co. KGaA (a)	21,823	90,091
CANCOM AG	9,672	308,768
CECONOMY AG (a)	39,523	96,701
Cewe Stiftung & Co. KGAA	1,439	157,068
CompuGroup Medical AG	7,404	318,940
CropEnergies AG (b)	7,114	88,721
CTS Eventim AG	17,156	1,165,270
CureVac NV (a)	27,651	102,497
Datagroup AG	1,166	66,911
Dermapharm Holding SE	5,178	220,925
Deutsche Pfandbriefbank AG (b)(d)	36,985	224,030
Deutz AG	32,297	196,506
Duerr AG	14,358	330,816
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,151	208,239
ELMOS Semiconductor AG	1,712	120,260
ElringKlinger AG	8,898	49,282
Encavis AG (a)	33,463	468,678
Energiekontor AG	1,946	159,621
Evotec OAI AG (a)	39,193	606,113
Fielmann AG	6,951	362,977
Flatex AG (a)	19,683	216,437
Formycon AG (a)	2,441	133,218
Fraport AG Frankfurt Airport Services Worldwide (a)	10,256	607,163
Freenet AG	32,779	907,570
Gerresheimer AG	9,530	977,382
GFT Technologies AG	4,664	165,929
Grand City Properties SA (a)	19,475	189,841
Grenkeleasing AG	7,751	187,634
Hamborner (REIT) AG	20,435	144,651
Hamburger Hafen und Logistik AG (b)	6,200	112,164
Heidelberger Druckmaschinen AG (a)	70,692	84,037
Hensoldt AG	17,440	525,843
Hornbach Holding AG & Co. KGaA	2,242	161,731
Hugo Boss AG	15,514	974,774
Hypoport AG (a)(b)	1,241	265,950
Ionos SE	5,797	123,417
Jenoptik AG	14,218	448,055
JOST Werke AG (d)	3,503	169,410
K+S AG	52,837	746,024
KION Group AG	19,931	917,580
Kloeckner & Co. AG	19,592	142,177
Knaus Tabbert AG	1,017	45,172
Krones AG	3,901	485,240
Lanxess AG	22,670	611,262
MBB SE	532	51,686
Medios AG (a)	4,152	67,755
Metro Wholesale & Food Specialist AG	30,569	206,640
Montana Aerospace AG (a)(d)	7,537	147,430
Morphosys AG (a)	9,475	396,830
mutares AG	3,638	148,614
Nagarro SE (a)(b)	2,292	226,271
Nordex SE (a)(b)	32,854	338,224
NORMA Group AG	8,400	137,167
Northern Data AG (a)(b)	4,359	131,902
Patrizia Immobilien AG	11,706	100,320
Pfeiffer Vacuum Technology AG	994	166,933
PNE AG (b)	8,570	123,920
ProSiebenSat.1 Media AG	38,389	271,740
PVA TePla AG (a)	6,052	138,395
SAF-Holland SA	12,570	204,038
Salzgitter AG	6,619	185,839
Schaeffler AG	34,362	218,354
secunet Security Network AG (b)	444	79,556
SGL Carbon AG (a)(b)	16,688	106,134
Siltronic AG	4,973	469,984
Sirius Real Estate Ltd.	365,413	420,484
Sixt SE	3,732	365,809
SMA Solar Technology AG (a)(b)	4,338	223,809
Softwareone Holding AG	30,583	576,255
Stabilus Se	6,812	478,880
Steico AG (b)	1,638	50,539
STRATEC Biomedical Systems AG (b)	2,157	98,488
Stroeer SE & Co. KGaA	9,250	544,308
Suedzucker AG (Bearer)	16,815	237,326
Suess MicroTec AG	5,259	179,880
Synlab AG	6,033	77,195
Synlab AG	17,202	184,973
TAG Immobilien AG (a)	48,379	683,864
Takkt AG	6,467	94,490
TeamViewer AG (a)(d)	37,276	536,585
Thyssenkrupp AG	136,725	851,386
Thyssenkrupp Nucera AG & Co. (d)	7,142	118,091
TUI AG (GB) (a)(b)	126,369	879,209
United Internet AG	26,345	692,416
Varta AG (a)(b)	5,322	101,312
VERBIO Vereinigte BioEnergie AG	5,353	117,667
VIB Vermoegen AG (a)	3,331	51,837
Vitesco Technologies Group AG (a)(b)	2,220	194,451
Vossloh AG	2,405	106,692
Wacker Construction Equipment AG	5,981	111,434
Wuestenrot & Wuerttembergische AG	6,414	93,161
TOTAL GERMANY		30,670,094
Ghana - 0.0%
Tullow Oil PLC (a)	317,396	124,774
Guatemala - 0.1%
Millicom International Cellular SA (depository receipt) (a)	37,943	652,640
Hong Kong - 1.2%
ASMPT Ltd.	84,900	819,317
Bank of East Asia Ltd.	292,202	332,280
C-Mer Eye Care Holdings Ltd. (a)(b)	162,000	54,752
Cadeler A/S (a)	47,259	217,394
Cafe de Coral Holdings Ltd.	96,000	96,559
Champion (REIT)	660,000	157,158
Chow Sang Sang Holdings International Ltd.	103,000	112,250
Citychamp Watch & Jewel Gr Ltd. (a)	338,000	46,812
CK Life Sciences International Holding, Inc. (b)	800,000	54,373
Comba Telecom Systems Holdings Ltd.	528,000	44,064
Cowell e Holdings, Inc. (a)(b)	71,000	145,562
Dah Sing Banking Group Ltd.	114,400	68,772
Dah Sing Financial Holdings Ltd.	49,200	99,086
EC Healthcare	144,000	21,218
Far East Consortium International Ltd.	337,906	54,526
Fortune (REIT)	414,000	237,056
Giordano International Ltd.	308,000	80,784
Guotai Junan International Holdings Ltd.	791,000	49,703
Hang Lung Group Ltd.	224,000	269,657
HKBN Ltd.	235,000	97,657
Hutchison Port Holdings Trust	1,340,900	200,810
Hutchison Telecommunications Hong Kong Holdings Ltd.	376,000	49,917
Hysan Development Co. Ltd.	169,000	291,693
Johnson Electric Holdings Ltd.	105,035	137,742
Kerry Properties Ltd.	159,000	252,489
Kingkey Financial International Holdings Ltd. (a)(b)	910,000	64,919
Luk Fook Holdings International Ltd.	97,000	240,310
Man Wah Holdings Ltd.	429,200	267,544
Melco Crown Entertainment Ltd. sponsored ADR (a)	60,689	473,981
Melco International Development Ltd. (a)	187,000	121,284
Nissin Foods Co. Ltd.	47,000	34,672
NWS Holdings Ltd.	275,000	238,953
Pacific Basin Shipping Ltd.	1,452,000	404,178
PAX Global Technology Ltd.	189,000	132,087
PCCW Ltd.	1,162,000	601,047
Perfect Shape (PRC) Holdings Ltd.	102,931	39,572
Realord Group Holdings Ltd. (a)(b)	116,000	78,913
Sa Sa International Holdings Ltd. (a)	294,000	30,825
Shun Tak Holdings Ltd. (a)	322,000	32,150
SmarTone Telecommunications Holdings Ltd.	92,000	45,954
Stella International Holdings Ltd.	151,000	199,142
Sunevision Holdings Ltd.	191,000	65,537
Super Hi International Holding Ltd. (a)	50,000	53,785
Texhong International Group Ltd. (a)	77,000	36,578
The United Laboratories International Holdings Ltd.	274,000	236,859
United Energy Group Ltd.	2,168,000	230,394
Value Partners Group Ltd.	301,000	69,310
Vitasoy International Holdings Ltd.	222,000	170,403
Viva Goods Co. Ltd. (a)	1,096,000	98,226
Vtech Holdings Ltd.	45,000	260,640
Yue Yuen Industrial (Holdings) Ltd.	222,000	209,352
TOTAL HONG KONG		8,428,246
Indonesia - 0.1%
First Pacific Co. Ltd.	638,000	242,336
First Resources Ltd.	151,600	166,849
Golden Agri-Resources Ltd.	1,772,000	356,001
Nickel Industries Ltd.	474,290	243,074
TOTAL INDONESIA		1,008,260
Iraq - 0.0%
Gulf Keystone Petroleum Ltd.	61,323	81,600
Ireland - 0.5%
C&C Group PLC (United Kingdom)	107,401	209,064
Cairn Homes PLC	167,939	257,355
COSMO Pharmaceuticals NV	2,447	181,480
Dalata Hotel Group PLC	58,463	303,585
Glanbia PLC	54,716	978,036
Glenveagh Properties PLC (a)(d)	150,745	199,728
Greencore Group PLC	133,972	173,858
Irish Residential Properties REIT PLC	122,147	152,597
Keywords Studios PLC	20,881	439,277
Origin Enterprises PLC	31,065	114,145
Uniphar PLC	64,824	196,855
TOTAL IRELAND		3,205,980
Israel - 2.7%
Africa Israel Residences Ltd.	1,772	94,144
Airport City Ltd. (a)	18,693	312,648
Alony Hetz Properties & Investments Ltd.	42,858	326,392
Amot Investments Ltd.	65,229	339,758
Arad Investment & Industrial Development Ltd.	1,067	22,719
Ashtrom Group Ltd.	11,418	172,471
Aura Investments Ltd.	37,036	105,795
Azorim Investment Development & Construction Co. Ltd. (a)	20,723	87,147
Bezeq The Israel Telecommunication Corp. Ltd.	532,370	706,081
Big Shopping Centers Ltd. (a)	3,774	384,875
Blue Square Real Estate Ltd.	1,540	98,832
Camtek Ltd. (a)	8,011	625,683
Cellcom Israel Ltd. (Israel) (a)	30,293	124,569
Clal Insurance Enterprises Holdings Ltd. (a)	17,368	270,727
Danel Adir Yeoshua Ltd.	1,450	125,651
Danya Cebus Ltd.	2,185	53,580
Delek Automotive Systems Ltd.	16,514	99,100
Delek Group Ltd.	2,572	319,830
Delta Galil Industries Ltd.	3,163	146,281
Elco Ltd.	2,644	81,833
Electra Consumer Products 1970 Ltd.	3,283	70,201
Electra Israel Ltd.	587	224,630
Electra Real Estate Ltd.	6,621	67,594
Energix-Renewable Energies Ltd.	75,347	275,754
Enlight Renewable Energy Ltd. (a)	32,540	589,560
Equital Ltd. (a)	6,490	185,035
Fattal Holdings 1998 Ltd. (a)	2,045	232,937
FIBI Holdings Ltd.	4,831	205,543
First International Bank of Israel	15,220	613,348
Formula Systems (1985) Ltd.	2,772	186,029
Fox Wizel Ltd.	2,304	163,843
G City Ltd.	25,134	80,892
Harel Insurance Investments and Financial Services Ltd.	29,330	244,112
Hilan Ltd.	4,409	245,848
Isracard Ltd.	54,665	196,466
Israel Canada T.R Ltd.	38,805	131,380
Israel Corp. Ltd. (Class A) (a)	1,055	243,870
Isras Holdings Ltd.	1,067	102,173
Isras Investment Co. Ltd.	507	107,022
Ituran Location & Control Ltd.	4,154	103,352
Kornit Digital Ltd. (a)	13,855	237,059
Kvutzat Acro Ltd.	6,416	73,961
M Yochananof & Sons Ltd.	1,326	59,471
Magic Software Enterprises Ltd.	7,505	76,207
Matrix IT Ltd.	9,677	182,783
Maytronics Ltd.	13,445	147,802
Mega Or Holdings Ltd.	6,703	153,639
Melisron Ltd.	6,533	480,158
Menora Mivtachim Holdings Ltd.	6,004	151,279
Migdal Insurance & Financial Holdings Ltd.	119,255	132,373
Mivne Real Estate KD Ltd.	167,487	454,560
Nano Dimension Ltd. ADR (a)(b)	59,932	143,837
Nano-X Imaging Ltd. (a)(b)	15,459	84,097
Naphtha Israel Petroleum Corp. Ltd.	8,696	43,507
Nayax Ltd. (a)	2,198	53,905
NeoGames SA (a)	3,587	100,364
Nova Ltd. (a)	7,931	1,139,942
Oddity Tech Ltd. (b)	4,425	182,753
Oil Refineries Ltd.	687,439	237,454
One Software Technologies Ltd.	12,875	162,184
OPC Energy Ltd. (a)	31,072	220,620
OY Nofar Energy Ltd. (a)	4,932	125,377
Partner Communications Co. Ltd. (a)	33,227	153,940
Paz Oil Co. Ltd.	2,800	230,509
Perion Network Ltd. (a)	13,021	388,372
Plus500 Ltd.	22,154	502,556
Prashkovsky Investments & Construction Ltd.	2,104	47,297
Radware Ltd. (a)	10,416	190,404
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,396	134,259
Reit 1 Ltd.	54,041	241,779
Retailors Ltd.	5,345	106,233
Sapiens International Corp. NV	9,038	252,972
Sella Capital Real Estate Ltd.	60,937	137,803
Shapir Engineering and Industry Ltd.	39,508	223,439
Shikun & Binui Ltd. (a)	91,560	240,261
Shufersal Ltd. (a)	73,146	393,628
Similarweb Ltd. (a)	7,556	46,998
Strauss Group Ltd. (a)	14,206	276,506
Summit Real Estate Holdings Ltd.	11,225	148,908
Tadiran Group Ltd.	980	65,257
Tel Aviv Stock Exchange Ltd.	25,697	159,701
The Phoenix Holdings Ltd.	48,567	495,689
Tower Semiconductor Ltd. (a)	30,348	870,235
WalkMe Ltd. (a)(b)	6,276	64,643
YH Dimri Construction & Development Ltd.	2,116	156,159
ZIM Integrated Shipping Services Ltd. (b)	26,331	394,965
TOTAL ISRAEL		19,333,550
Italy - 3.2%
A2A SpA	430,488	856,253
ACEA SpA	11,593	183,167
Anima Holding SpA (d)	49,848	225,934
Ariston Holding NV (b)	18,020	118,403
Arnoldo Mondadori Editore SpA	35,543	91,227
Ascopiave SpA	17,116	41,526
Azimut Holding SpA	29,424	823,582
Banca Generali SpA	15,946	610,043
Banca IFIS SpA	6,819	118,351
Banca Mediolanum S.p.A.	61,061	626,496
Banca Monte dei Paschi di Siena SpA (a)	226,746	801,785
Banca Popolare di Sondrio SCARL	100,273	763,973
BFF Bank SpA (d)	48,588	526,141
BPER Banca	274,173	994,082
Brembo SpA	41,556	513,765
Brunello Cucinelli SpA	9,381	935,742
Buzzi SpA	26,468	901,597
Carel Industries SpA (d)	12,642	307,400
CIR SpA (a)	184,819	84,887
Credito Emiliano SpA	23,130	210,721
Cromwell European (REIT)	86,990	131,359
d'Amico International Shipping SA	12,435	83,252
Danieli & C. Officine Meccaniche SpA	3,188	108,354
Datalogic SpA	5,662	37,172
De'Longhi SpA	20,885	679,370
Digital Value SpA	730	51,279
El.En. Group SpA	13,006	128,609
Enav SpA (d)	73,276	271,620
ERG SpA	16,636	489,016
Eurogroup Laminations SpA	23,903	78,013
Ferretti SpA	41,319	131,281
Fila SpA	8,934	84,384
Fincantieri Cantieri Navali It (a)(b)	136,452	72,331
GVS SpA (a)(d)	19,756	125,967
Hera SpA	225,757	797,800
Illimity Bank SpA	16,486	91,042
Industrie de Nora SpA	9,271	146,480
Interpump Group SpA	21,048	1,047,252
Iren SpA	178,829	376,665
Italgas SpA	134,025	766,208
Iveco Group NV (a)	48,773	522,451
Juventus Football Club SpA (a)(b)	27,366	66,542
Lottomatica Group SpA	20,711	240,476
LU-VE SpA	2,678	67,578
Maire Tecnimont SpA	41,101	214,183
MARR SpA	9,292	113,272
MFE-MediaForEurope NV	26,640	96,244
MFE-MediaForEurope NV Class A	32,149	82,064
OVS (d)	60,867	145,372
Pharmanutra SpA (b)	1,020	68,564
Piaggio & C SpA	45,316	151,033
Pirelli & C. SpA (d)	82,182	447,445
Rai Way SpA (d)	26,048	142,439
Reply SpA	6,223	857,463
Safilo Group SpA (a)	65,153	78,156
Saipem SpA (a)	331,757	478,279
Salcef Group SpA	4,300	109,205
Salvatore Ferragamo Italia SpA (b)	16,305	208,630
Sanlorenzo SpA	3,390	161,747
Saras SpA	130,340	221,711
Seco SpA (a)(b)	12,331	41,471
Sesa SpA	2,143	292,040
SOL SpA	10,007	288,208
Tamburi Investment Partners SpA	25,713	251,760
Technogym SpA (d)	38,328	380,453
Technoprobe SpA (a)	41,169	410,433
Tinexta SpA	5,817	123,717
Tod's SpA (a)	2,698	99,251
Unipol Gruppo SpA	107,769	670,844
Webuild SpA	112,900	238,044
Webuild SpA warrants 8/2/30 (a)	6,588	13,890
Wiit SpA	2,985	59,679
Zignago Vetro SpA	8,586	125,822
TOTAL ITALY		22,900,995
Japan - 33.6%
77 Bank Ltd.	15,000	360,800
Abalance Corp. (b)	2,800	51,320
ABC-MART, Inc.	27,400	474,856
Activia Properties, Inc.	187	509,269
Adastria Co. Ltd.	6,800	158,516
Adeka Corp.	21,400	418,727
Advance Logistics Investment Corp.	174	151,203
Advance Residence Investment Corp.	371	817,000
Aeon (REIT) Investment Corp.	462	435,334
Aeon Delight Co. Ltd.	5,500	140,883
AEON Financial Service Co. Ltd.	29,900	272,318
Aeon Hokkaido Corp.	11,300	73,199
AEON MALL Co. Ltd.	24,700	305,738
Ai Holdings Corp.	9,400	157,798
Aica Kogyo Co. Ltd.	13,700	317,442
Aichi Corp.	7,500	56,422
Aichi Financial Group, Inc.	11,100	195,953
Aida Engineering Ltd.	11,700	66,523
Aiful Corp.	88,100	220,880
Ain Holdings, Inc.	7,300	238,224
Air Water, Inc.	50,300	664,424
Airtrip Corp.	4,500	55,387
Alfresa Holdings Corp.	50,200	823,227
Alpen Co. Ltd.	4,400	60,590
Alps Alpine Co. Ltd.	51,200	379,982
Amada Co. Ltd.	94,100	1,015,493
Amano Corp.	14,700	338,756
Amvis Holdings, Inc.	10,900	200,811
Anicom Holdings, Inc.	20,000	79,423
Anritsu Corp.	37,300	295,365
Anycolor, Inc. (a)(b)	6,200	157,301
Aoki International Co. Ltd.	9,700	77,199
Aozora Bank Ltd. (b)	31,000	681,469
Appier Group, Inc. (a)	18,600	217,629
Arata Corp.	8,000	177,570
Arcland Sakamoto Co. Ltd.	13,980	160,092
ARCS Co. Ltd.	11,100	220,860
ARE Holdings, Inc.	19,700	274,315
Argo Graphics, Inc.	4,400	129,110
Ariake Japan Co. Ltd.	4,900	157,122
Artience Co. Ltd.	9,400	175,890
As One Corp.	7,800	294,463
Asahi Yukizai Corp.	3,500	97,368
Asics Corp.	44,600	1,355,221
ASKUL Corp.	10,900	147,332
Atom Corp. (a)	31,700	201,419
Autobacs Seven Co. Ltd.	18,000	195,680
Avex, Inc.	8,600	82,496
Axial Retailing, Inc.	4,100	113,420
AZ-Com Maruwa Holdings, Inc.	10,700	110,186
Bank of Nagoya Ltd.	2,900	109,042
Base Co. Ltd.	1,900	42,029
Belc Co. Ltd.	2,900	123,903
Bell System24 Holdings, Inc.	9,000	109,709
Belluna Co. Ltd.	12,900	55,510
Benefit One, Inc.	22,100	315,363
Benesse Holdings, Inc.	18,300	323,625
Bengo4.Com, Inc. (a)(b)	2,200	59,396
Bic Camera, Inc.	25,500	237,698
Biprogy, Inc.	21,200	620,703
BML, Inc.	5,900	114,027
Bunka Shutter Co. Ltd.	11,900	118,538
C. Uyemura & Co. Ltd.	2,700	204,889
Calbee, Inc.	22,000	462,444
Canon Electronics, Inc.	5,000	71,090
Canon Marketing Japan, Inc.	12,600	383,357
Casio Computer Co. Ltd.	50,100	431,978
Cawachi Ltd.	3,500	64,141
Cellebrite DI Ltd. (a)	14,033	126,858
Central Glass Co. Ltd.	5,500	102,906
Change Holdings, Inc.	12,400	114,033
Chiyoda Corp. (a)	43,100	98,848
Chofu Seisakusho Co. Ltd.	4,600	65,804
Chudenko Corp.	7,000	131,988
Chugin Financial Group, Inc.	43,800	310,150
Chugoku Electric Power Co., Inc.	80,300	570,957
Chugoku Marine Paints Ltd.	9,600	122,120
Ci Takiron Corp.	11,000	48,545
Citizen Watch Co. Ltd.	50,500	320,286
CKD Corp.	14,300	252,153
Coca-Cola Bottlers Japan, Inc.	37,000	502,165
COLOPL, Inc.	15,300	65,353
Colowide Co. Ltd.	20,100	321,347
Comforia Residential REIT, Inc.	185	387,728
COMSYS Holdings Corp.	31,200	683,127
Comture Corp.	6,700	82,850
Cosmo Energy Holdings Co. Ltd.	17,000	706,063
Cosmos Pharmaceutical Corp.	5,500	590,778
Cover Corp. (b)	6,800	130,757
CRE Logistics REIT, Inc.	164	171,572
Create Restaurants Holdings, Inc.	32,110	240,993
Create SD Holdings Co. Ltd.	7,400	161,034
Credit Saison Co. Ltd.	41,300	766,589
Curves Holdings Co. Ltd.	14,900	69,029
CyberAgent, Inc.	119,100	768,651
CYBERDYNE, Inc. (a)(b)	31,700	44,072
Cybozu, Inc.	8,300	124,605
Daicel Chemical Industries Ltd.	63,300	620,161
Daido Steel Co. Ltd.	35,500	369,923
Daiei Kankyo Co. Ltd.	11,100	188,837
Daihen Corp.	5,200	246,400
Daiho Corp.	1,400	36,773
Daiichikosho Co. Ltd.	21,000	287,697
Daiki Aluminum Industry Co. Ltd.	7,100	60,133
Daikokutenbussan Co. Ltd.	1,400	79,250
Daio Paper Corp.	23,200	174,748
Daiseki Co. Ltd.	11,380	325,387
Daishi Hokuetsu Financial Group, Inc.	10,200	282,689
Daiwa Industries Ltd.	7,300	77,869
Daiwa Office Investment Corp.	79	336,778
Daiwa Securities Living Invest	554	398,580
Daiwabo Holdings Co. Ltd.	22,500	489,256
DCM Holdings Co. Ltd.	28,700	267,353
Demae-Can Co. Ltd. (a)(b)	15,200	43,254
DeNA Co. Ltd.	20,200	203,949
Denka Co. Ltd.	21,600	376,666
Dentsu Soken, Inc.	7,200	268,818
Descente Ltd.	9,600	221,732
Dexerials Corp.	15,200	438,041
Dic Corp.	20,900	394,452
Digital Arts, Inc.	3,100	106,259
Digital Garage, Inc.	9,300	224,217
Dip Corp.	10,100	172,490
Dmg Mori Co. Ltd.	31,300	626,738
Doshisha Co. Ltd.	6,000	90,347
Doutor Nichires Holdings Co., Ltd.	7,900	116,644
Dowa Holdings Co. Ltd.	14,400	502,205
DTS Corp.	10,900	268,090
Duskin Co. Ltd.	11,100	257,725
Dydo Group Holdings, Inc.	4,800	96,393
Eagle Industry Co. Ltd.	6,200	71,822
Earth Corp.	4,600	140,818
Ebara Corp.	25,500	1,596,992
EDION Corp.	18,000	198,204
eGuarantee, Inc.	10,100	131,640
Eiken Chemical Co. Ltd.	9,600	119,655
Eizo Corp.	4,000	138,119
Elan Corp.	8,600	61,668
Elecom Co. Ltd.	11,600	134,909
Electric Power Development Co. Ltd.	40,300	676,940
EM Systems Co. Ltd.	9,200	43,780
en japan, Inc.	8,200	151,548
Enplas Corp. (b)	1,600	130,000
eRex Co. Ltd. (b)	8,200	45,606
ES-Con Japan Ltd.	11,000	75,682
euglena Co. Ltd. (a)(b)	27,600	129,340
Exedy Corp.	8,200	157,321
Exeo Group, Inc.	25,700	573,987
Ezaki Glico Co. Ltd.	13,200	386,212
Fancl Corp.	21,500	339,520
FCC Co. Ltd.	10,200	132,884
Ferrotec Holdings Corp.	13,100	252,652
Financial Products Group Co. Ltd.	17,200	197,263
Food & Life Companies Ltd.	30,500	610,318
FP Corp. (b)	13,000	251,858
FP Partner, Inc.	2,300	95,675
Freee KK (a)	12,200	229,655
Frontier Real Estate Investment Corp.	133	393,132
Fuji Co. Ltd.	8,100	109,184
Fuji Corp.	20,200	342,258
Fuji Kyuko Co. Ltd.	6,200	183,264
Fuji Media Holdings, Inc.	13,000	154,008
Fuji Oil Holdings, Inc.	12,000	192,227
Fuji Seal International, Inc.	10,500	123,824
Fuji Soft ABC, Inc.	14,900	653,103
Fujicco Co. Ltd.	5,100	70,000
Fujikura Ltd.	65,800	540,910
Fujimi, Inc.	14,300	286,569
Fujimori Kogyo Co. Ltd.	3,800	104,952
Fujio Food Group, Inc. (a)	4,400	43,823
Fujitec Co. Ltd.	15,200	387,835
Fujitsu General Ltd.	16,500	241,760
Fujiya Co. Ltd.	2,900	48,711
Fukuda Denshi Co. Ltd.	4,300	229,282
Fukui Computer Holdings, Inc.	3,000	52,952
Fukuoka (REIT) Investment Fund	172	203,449
Fukuoka Financial Group, Inc.	45,500	1,118,267
Fukushima Industries Corp.	3,300	114,936
Fukuyama Transporting Co. Ltd.	5,800	160,412
Fullcast Holdings Co. Ltd.	5,200	62,780
Funai Soken Holdings, Inc.	10,700	186,304
Furukawa Co. Ltd.	6,700	87,823
Furukawa Electric Co. Ltd.	18,500	336,523
Fuso Chemical Co. Ltd.	5,400	152,064
Future Corp.	11,800	140,050
Fuyo General Lease Co. Ltd.	4,700	420,303
G-7 Holdings, Inc.	5,200	44,330
G-Tekt Corp.	6,100	75,822
Genky DrugStores Co. Ltd.	2,200	100,095
Geo Holdings Corp.	6,700	109,466
Giken Ltd.	4,600	67,470
Global One Real Estate Investment Corp.	281	209,346
GLOBERIDE, Inc.	4,100	57,706
Glory Ltd.	11,400	235,541
GMO Financial Gate, Inc.	1,100	75,710
GMO Financial Holdings, Inc.	11,000	56,216
GMO Internet, Inc.	18,200	328,007
GMO Payment Gateway, Inc.	11,700	705,958
GNI Group Ltd. (a)	13,200	236,589
Goldcrest Co. Ltd.	4,400	70,172
GOLDWIN, Inc.	5,900	396,889
GREE, Inc.	17,000	67,629
GS Yuasa Corp.	23,100	333,166
GungHo Online Entertainment, Inc.	12,000	201,749
Gunma Bank Ltd.	89,000	438,877
Gunze Ltd.	4,000	146,204
H.I.S. Co. Ltd. (a)	15,600	189,515
H.U. Group Holdings, Inc.	15,300	284,425
H2O Retailing Corp.	26,100	279,435
Hakuhodo DY Holdings, Inc.	59,400	456,265
Hakuto Co. Ltd.	2,800	115,917
Halows Co. Ltd.	2,700	80,057
Hamakyorex Co. Ltd.	4,100	114,161
Hankyu REIT, Inc.	172	170,311
Hanwa Co. Ltd.	8,800	321,873
Harmonic Drive Systems, Inc.	14,700	356,235
Haseko Corp.	66,200	860,858
Hazama Ando Corp.	44,600	360,176
Heiwa Corp.	15,000	222,868
Heiwa Real Estate (REIT), Inc.	267	248,134
Heiwa Real Estate Co. Ltd.	8,200	216,794
Heiwado Co. Ltd.	8,000	119,474
Hiday Hidaka Corp.	6,800	137,066
Hino Motors Ltd. (a)	79,800	271,687
Hioki EE Corp.	2,500	110,940
Hirata Corp.	2,400	109,790
Hirogin Holdings, Inc.	69,300	465,024
Hisamitsu Pharmaceutical Co., Inc.	14,100	401,882
Hitachi Zosen Corp.	44,700	275,813
Hogy Medical Co. Ltd.	6,000	144,647
Hokkaido Electric Power Co., Inc.	47,600	212,370
Hokkoku Financial Holdings, Inc.	5,300	157,692
Hokuetsu Corp. (b)	31,100	294,032
Hokuhoku Financial Group, Inc.	29,800	315,703
Hokuriku Electric Power Co., Inc. (a)	46,900	229,329
Hokuto Corp.	5,800	70,753
Horiba Ltd.	10,000	802,341
Hoshino Resorts REIT, Inc.	66	230,340
Hosiden Corp.	10,900	133,804
House Foods Group, Inc.	16,600	365,390
Hulic (REIT), Inc.	351	369,627
I'll, Inc.	2,400	53,285
Ichibanya Co. Ltd.	3,900	171,896
Ichigo Real Estate Investment Corp.	260	146,102
Ichigo, Inc.	69,400	185,005
Idec Corp.	7,800	156,090
IDOM, Inc.	14,700	87,803
IHI Corp.	38,500	736,366
Iino Kaiun Kaisha Ltd.	18,200	158,946
Inaba Denki Sangyo Co. Ltd.	13,000	310,619
Inabata & Co. Ltd.	12,300	267,642
Inageya Co. Ltd.	6,700	57,577
Industrial & Infrastructure Fund Investment Corp.	549	496,814
Infocom Corp.	6,400	106,262
Infomart Corp.	54,700	146,808
INFRONEER Holdings, Inc.	49,216	514,478
Insource Co. Ltd.	14,400	81,398
Internet Initiative Japan, Inc.	30,300	587,560
Invincible Investment Corp.	1,856	763,004
Iriso Electronics Co. Ltd.	5,500	128,619
Isetan Mitsukoshi Holdings Ltd.	93,300	1,090,893
Ispace, Inc. (a)(b)	6,600	48,154
ITO EN Ltd.	14,800	429,638
Itochu Enex Co. Ltd.	14,700	157,438
Itochushokuhin Co. Ltd.	1,500	76,635
Itoham Yonekyu Holdings, Inc.	6,960	195,016
Iwatani Corp.	12,100	540,707
Iyogin Holdings, Inc.	74,000	503,343
Izumi Co. Ltd.	9,000	211,867
J Trust Co. Ltd.	21,200	68,601
J-Oil Mills, Inc.	5,200	72,076
J. Front Retailing Co. Ltd.	67,400	624,214
JAC Recruitment Co. Ltd.	20,400	93,203
JACCS Co. Ltd.	5,800	222,180
JAFCO Co. Ltd.	14,200	168,422
Japan Airport Terminal Co. Ltd.	16,800	667,178
Japan Aviation Electronics Industry Ltd.	12,800	220,065
Japan Display, Inc. (a)	181,500	24,510
Japan Elevator Service Holdings Co. Ltd.	18,500	279,563
Japan Excellent, Inc.	329	272,015
Japan Hotel REIT Investment Corp.	1,274	654,707
Japan Lifeline Co. Ltd.	15,700	140,094
Japan Logistics Fund, Inc.	242	447,464
Japan Material Co. Ltd.	17,400	294,022
Japan Petroleum Exploration Co. Ltd.	9,000	366,101
Japan Prime Realty Investment Corp.	231	553,087
Japan Pulp & Paper Co. Ltd.	2,800	95,853
Japan Securities Finance Co. Ltd.	23,300	246,930
Japan Steel Works Ltd.	16,500	271,557
Japan Wool Textile Co. Ltd./The	13,200	133,147
JCR Pharmaceuticals Co. Ltd.	20,200	148,838
Jcu Corp.	5,300	133,753
JDC Corp.	11,900	44,137
JEOL Ltd.	12,100	553,138
JGC Holdings Corp.	61,100	715,693
JINS Holdings, Inc.	3,700	104,320
JMDC, Inc. (b)	6,200	164,067
Joshin Denki Co. Ltd.	4,800	80,106
Joyful Honda Co. Ltd.	14,100	187,008
JTEKT Corp.	57,600	527,031
JTOWER, Inc. (a)	2,800	86,260
Juroku Financial Group, Inc.	8,400	235,506
Justsystems Corp.	8,900	185,956
JVCKENWOOD Holdings, Inc.	43,300	210,573
K's Holdings Corp.	38,400	348,986
Kadokawa Corp.	23,500	497,199
KAGA ELECTRONICS Co. Ltd.	4,700	217,563
Kagome Co. Ltd.	20,600	507,174
Kakaku.com, Inc.	36,300	412,924
Kaken Pharmaceutical Co. Ltd.	8,100	191,295
Kameda Seika Co. Ltd.	3,700	105,082
Kamigumi Co. Ltd.	25,700	591,249
Kanamoto Co. Ltd.	8,100	154,718
Kandenko Co. Ltd.	31,200	320,862
Kaneka Corp.	13,000	316,127
Kanematsu Corp.	20,700	320,939
Kansai Paint Co. Ltd.	49,300	824,287
Kanto Denka Kogyo Co. Ltd.	10,600	63,441
Kappa Create Co. Ltd. (a)	6,600	78,943
Kasumigaseki Capital Co. Ltd.	1,400	118,648
Katakura Industries Co. Ltd.	4,600	52,981
Katitas Co. Ltd.	14,500	180,273
Kato Sangyo	6,200	202,167
Kawasaki Heavy Industries Ltd.	41,900	948,611
KeePer Technical Laboratory Co. Ltd.	3,900	172,111
Keihan Electric Railway Co., Ltd.	28,100	685,334
Keihanshin Bldg Co. Ltd.	8,400	84,883
Keikyu Corp.	61,000	532,800
Keio Corp.	28,500	833,919
Kewpie Corp.	27,100	482,283
Kfc Holdings Japan Ltd.	3,900	89,474
KH Neochem Co. Ltd.	8,400	130,903
Ki-Star Real Estate Co. Ltd.	2,400	56,681
Kinden Corp.	33,900	564,928
Kintetsu Department Store Co. Ltd.	2,800	48,382
Kisoji Co. Ltd.	7,200	130,576
Kissei Pharmaceutical Co. Ltd.	7,400	158,012
Kitz Corp.	17,700	144,714
Koa Corp.	8,300	84,927
Kobayashi Pharmaceutical Co. Ltd.	14,000	631,828
Kobe Steel Ltd.	98,000	1,353,173
Kohnan Shoji Co. Ltd.	6,300	167,357
Kokuyo Co. Ltd.	21,900	352,689
KOMEDA Holdings Co. Ltd.	12,600	241,508
KOMERI Co. Ltd.	8,800	197,178
Konica Minolta, Inc. (a)	125,300	343,850
Konishi Co. Ltd.	14,600	139,819
Konoike Transport Co. Ltd.	7,000	93,124
Kosaido Holdings Co. Ltd.	22,200	112,642
Koshidaka Holdings Co. Ltd.	14,000	89,188
Kotobuki Spirits Co. Ltd.	25,800	347,130
Krosaki Harima Corp.	1,300	108,558
Kumagai Gumi Co. Ltd.	8,500	221,221
Kumiai Chemical Industry Co. Ltd.	20,100	115,260
Kura Sushi, Inc. (b)	5,700	152,739
Kuraray Co. Ltd.	78,000	818,358
Kureha Chemical Industry Co. Ltd.	11,400	218,221
Kurita Water Industries Ltd.	28,900	1,055,458
Kusuri No Aoki Holdings Co. Ltd.	13,000	280,667
Kyb Corp.	4,600	159,498
Kyoei Steel Ltd.	5,400	77,618
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,100	110,869
Kyorin Pharmaceutical Co. Ltd.	10,500	126,858
Kyoritsu Maintenance Co. Ltd.	8,700	357,494
Kyoto Financial Group, Inc.	62,800	1,043,703
Kyudenko Corp.	11,800	448,849
Kyushu Electric Power Co., Inc. (a)	111,400	834,288
Kyushu Financial Group, Inc.	90,100	573,360
Kyushu Railway Co.	36,900	811,062
LaSalle Logiport REIT	509	515,439
Lawson, Inc.	12,400	709,753
Leopalace21 Corp. (a)	50,500	141,260
LIFE Corp.	7,500	190,460
Lifenet Insurance Co. (a)	16,700	141,585
Link & Motivation, Inc.	14,600	54,771
Lintec Corp.	10,300	195,070
Lion Corp.	64,400	574,069
LITALICO, Inc.	5,900	85,965
LIXIL Group Corp.	79,200	1,058,348
M&A Capital Partners Co. Ltd.	4,200	64,685
M&A Research Institute Holding (a)	6,500	231,345
Mabuchi Motor Co. Ltd.	26,000	450,640
Macnica Fuji Electronics Holdings, Inc.	12,600	666,740
Maeda Kosen Co. Ltd.	4,900	106,818
Makino Milling Machine Co. Ltd.	5,900	238,978
Management Solutions Co. Ltd.	2,800	56,668
Mandom Corp.	10,000	87,054
Mani, Inc.	20,800	288,958
Maruha Nichiro Corp.	10,200	201,819
Marui Group Co. Ltd.	49,200	813,531
Maruichi Steel Tube Ltd.	16,100	410,221
Maruka Furusato Corp.	4,800	79,706
Maruwa Ceramic Co. Ltd.	2,400	480,206
Maruzen Showa Unyu Co. Ltd.	3,500	96,631
Matsuda Sangyo Co. Ltd.	3,600	67,000
Matsui Securities Co. Ltd.	31,700	178,092
Matsuyafoods Holdings Co. Ltd.	2,400	96,533
Max Co. Ltd.	7,200	160,021
Maxell Ltd.	10,000	109,986
Maxvalu Tokai Co. Ltd.	2,600	57,328
MCJ Co. Ltd.	18,100	151,776
Mebuki Financial Group, Inc.	271,600	812,952
Medipal Holdings Corp.	52,700	841,144
Medley, Inc. (a)	5,900	184,988
Megachips Corp.	3,700	119,467
Megmilk Snow Brand Co. Ltd.	12,600	197,610
Meidensha Corp.	8,800	157,743
Meiko Electronics Co. Ltd.	5,500	149,808
Meitec Group Holdings, Inc.	19,400	383,797
Melco Holdings, Inc.	1,600	35,604
Menicon Co. Ltd.	17,000	246,875
Mercari, Inc. (a)	31,600	522,470
Metawater Co. Ltd.	7,000	102,014
Micronics Japan Co. Ltd.	7,800	231,608
Mie Kotsu Group Holdings, Inc.	13,500	57,478
Milbon Co. Ltd.	7,700	184,012
Mimasu Semiconductor Industries Co. Ltd.	4,300	92,675
Mirai Corp.	486	148,607
Mirai Industry Co. Ltd.	2,500	78,298
Mirait One Corp.	25,800	340,868
Mitani Sekisan Co. Ltd.	2,500	85,897
Mitsubishi Estate Logistics REIT Investment Corp.	131	328,209
Mitsubishi Gas Chemical Co., Inc.	42,900	700,595
Mitsubishi Logisnext Co. Ltd.	9,100	94,249
Mitsubishi Logistics Corp.	14,800	457,159
Mitsubishi Materials Corp.	34,200	626,117
Mitsubishi Motors Corp. of Japan	187,800	591,770
Mitsubishi Pencil Co. Ltd.	7,800	106,065
Mitsubishi Research Institute, Inc.	2,600	87,151
Mitsubishi Shokuhin Co. Ltd.	4,900	166,581
Mitsuboshi Belting Ltd.	6,200	206,818
Mitsui Fudosan Logistics Park, Inc.	157	470,675
Mitsui High-Tec, Inc.	5,400	249,246
Mitsui Mining & Smelting Co. Ltd.	14,900	460,638
Mitsui Sugar Co. Ltd.	4,100	94,209
Mitsui-Soko Co. Ltd.	5,100	170,344
Mitsuuroko Group Holdings Co. Ltd.	8,300	86,600
Miura Co. Ltd.	24,100	440,394
MIXI, Inc.	10,500	180,106
Mizuho Leasing Co. Ltd.	7,500	271,806
Mizuno Corp.	4,800	143,197
Mochida Pharmaceutical Co. Ltd.	5,700	128,870
Modec, Inc. (a)	5,600	87,453
Monex Group, Inc.	50,400	262,294
Money Forward, Inc. (a)	12,100	472,288
Mori Hills REIT Investment Corp.	417	388,085
MORI TRUST Sogo (REIT), Inc.	679	344,814
Morinaga & Co. Ltd.	19,200	366,449
Morinaga Milk Industry Co. Ltd.	19,600	401,379
Morita Holdings Corp.	8,400	90,713
MOS Food Services, Inc.	6,500	151,178
Musashi Seimitsu Industry Co. Ltd.	12,700	144,149
Nabtesco Corp.	30,100	578,550
Nachi-Fujikoshi Corp.	3,700	86,287
Nafco Co. Ltd.	4,000	60,624
Nagaileben Co. Ltd.	5,900	93,619
Nagase & Co. Ltd.	24,200	395,686
Nagawa Co. Ltd.	2,500	120,751
Nagoya Railroad Co. Ltd.	51,800	798,649
Nakanishi, Inc.	18,200	297,858
Nankai Electric Railway Co. Ltd.	28,300	551,849
NEC Networks & System Integration Corp.	18,500	298,761
Net One Systems Co. Ltd.	23,100	375,586
Nextage Co. Ltd. (b)	12,300	185,320
NGK Insulators Ltd.	64,400	804,532
NH Foods Ltd.	22,500	770,539
NHK Spring Co. Ltd.	54,400	449,109
Nichias Corp.	14,000	327,243
Nichicon Corp.	11,800	103,130
Nichiden Corp.	3,400	63,408
Nichiha Corp.	6,700	134,599
Nichirei Corp.	29,500	712,504
Nifco, Inc.	20,900	542,371
Nihon Kohden Corp.	21,700	661,349
Nihon M&A Center Holdings, Inc.	84,000	504,914
Nihon Parkerizing Co. Ltd.	23,800	189,042
Nikkiso Co. Ltd.	11,900	87,361
Nikkon Holdings Co. Ltd.	14,300	307,202
Nikon Corp.	82,600	842,977
Nippn Corp.	13,000	199,577
Nippon Accommodations Fund, Inc.	138	574,512
Nippon Carbon Co. Ltd.	2,800	85,081
Nippon Ceramic Co. Ltd.	5,800	105,035
Nippon Densetsu Kogyo Co. Ltd.	10,400	144,257
Nippon Electric Glass Co. Ltd.	21,800	484,590
Nippon Gas Co. Ltd.	28,500	441,484
Nippon Kanzai Holdings Co. Ltd.	6,000	107,128
Nippon Kayaku Co. Ltd.	35,100	313,349
Nippon Light Metal Holding Co. Ltd.	15,100	186,060
Nippon Paper Industries Co. Ltd. (a)	27,100	251,195
Nippon Parking Development Co. Ltd.	55,100	68,599
Nippon Pillar Packing Co. Ltd.	4,800	157,830
Nippon REIT Investment Corp.	122	282,497
Nippon Seiki Co. Ltd.	13,100	121,425
Nippon Shinyaku Co. Ltd.	14,600	515,789
Nippon Shokubai Co. Ltd.	7,700	289,675
Nippon Signal Co. Ltd.	11,000	70,183
Nippon Soda Co. Ltd.	5,900	227,750
Nippon Television Network Corp.	14,300	166,834
Nipro Corp.	39,900	321,320
Nishi-Nippon Financial Holdings, Inc.	33,200	382,269
Nishi-Nippon Railroad Co. Ltd.	16,200	269,276
Nishimatsu Construction Co. Ltd.	9,100	250,150
Nishimatsuya Chain Co. Ltd.	10,700	154,537
Nishio Holdings Co. Ltd.	5,100	139,698
Nissan Shatai Co. Ltd.	17,800	117,449
Nissha Co. Ltd.	10,500	116,479
Nisshin Oillio Group Ltd.	6,800	207,724
Nisshin Seifun Group, Inc.	54,600	761,625
Nisshinbo Holdings, Inc.	36,600	302,074
Nissui Corp.	77,300	422,363
Niterra Co. Ltd.	42,400	1,141,774
Nitta Corp.	4,900	126,804
Nittetsu Mining Co. Ltd.	2,800	99,795
Nitto Boseki Co. Ltd.	6,300	215,130
Nitto Kogyo Corp.	6,700	182,325
Noevir Holdings Co. Ltd.	4,200	149,313
NOF Corp.	18,200	821,980
Nohmi Bosai Ltd.	6,100	92,129
Nojima Co. Ltd.	16,900	212,992
NOK Corp.	21,600	286,102
NOMURA Co. Ltd.	21,300	125,894
Noritake Co. Ltd.	2,600	138,313
Noritsu Koki Co. Ltd.	5,000	112,948
Noritz Corp.	6,700	70,577
North Pacific Bank Ltd.	73,300	186,921
NS Solutions Corp.	8,700	290,170
Ns United Kaiun Kaisha Ltd.	2,600	91,441
NSD Co. Ltd.	20,200	379,072
NSK Ltd.	96,200	524,446
NTN Corp.	109,000	199,335
Ntt Ud (REIT) Investment Corp.	380	322,683
Obara Group, Inc.	2,600	70,727
OBIC Business Consultants Ltd.	8,300	401,390
Ogaki Kyoritsu Bank Ltd.	9,300	124,508
Ohsho Food Service Corp.	3,200	176,921
Oiles Corp.	5,700	82,456
Oisix Ra Daichi, Inc. (a)(b)	7,700	72,833
Okamoto Industries, Inc.	2,500	84,710
Okamura Corp.	15,200	227,805
Okasan Securities Group, Inc.	42,300	207,026
Oki Electric Industry Co. Ltd.	23,000	161,604
Okinawa Cellular Telephone Co.	6,000	146,205
Okinawa Financial Group, Inc.	5,200	89,366
Okuma Corp.	6,500	292,462
Okumura Corp.	7,900	276,258
One (REIT), Inc.	66	121,373
Onward Holdings Co. Ltd.	28,300	103,891
Open Up Group, Inc.	15,100	233,892
Optex Group Co. Ltd.	9,500	117,981
Optorun Co. Ltd.	8,400	97,063
Organo Corp.	7,100	293,252
Orient Corp.	14,020	105,794
ORIX JREIT, Inc.	723	836,302
Osaka Organic Chemical Industry Ltd.	3,700	73,597
Osaka Soda Co. Ltd.	4,100	287,822
OSAKA Titanium technologies Co. Ltd. (b)	8,100	153,222
OSG Corp.	21,900	298,022
Outsourcing, Inc.	31,500	367,776
Pacific Industrial Co. Ltd.	11,200	108,720
Pal Group Holdings Co. Ltd.	11,600	185,510
PALTAC Corp.	7,900	240,519
Paramount Bed Holdings Co. Ltd.	10,300	186,030
Park24 Co. Ltd. (a)	35,600	465,178
Pasona Group, Inc.	5,900	107,593
Penta-Ocean Construction Co. Ltd.	74,900	401,312
PeptiDream, Inc. (a)	27,300	239,244
Persol Holdings Co. Ltd.	517,000	821,881
Pharma Foods International Co. Ltd.	5,400	36,759
PHC Holdings Corp.	7,000	72,432
Pigeon Corp.	33,400	365,019
Pilot Corp.	8,100	226,199
Piolax, Inc.	8,100	137,197
PKSHA Technology, Inc. (a)	5,000	130,813
Plus Alpha Consulting Co. Ltd.	7,200	125,485
Pola Orbis Holdings, Inc.	25,200	260,694
Pressance Corp.	6,600	74,652
Prestige International, Inc.	26,400	108,403
Prima Meat Packers Ltd.	6,000	98,170
Raito Kogyo Co. Ltd.	10,900	152,372
Raiznext Corp.	6,900	73,425
Raksul, Inc. (a)	14,100	109,417
Rakus Co. Ltd.	22,700	373,100
Rakuten Bank Ltd.	26,700	416,225
Relo Group, Inc.	30,000	301,132
Rengo Co. Ltd.	51,700	335,278
RENOVA, Inc. (a)	11,300	97,084
Resonac Holdings Corp.	48,473	966,624
Resorttrust, Inc.	20,900	363,317
Restar Holdings Corp.	4,900	101,550
Retail Partners Co. Ltd.	6,700	79,307
Ricoh Leasing Co. Ltd.	3,800	130,442
Riken Keiki Co. Ltd.	3,600	177,864
Riken Vitamin Co. Ltd.	5,300	82,997
Ringer Hut Co. Ltd.	6,100	100,844
Rinnai Corp.	28,800	652,488
Riso Kagaku Corp.	5,500	111,150
Riso Kyoiku Co. Ltd.	29,100	48,021
Rohto Pharmaceutical Co. Ltd.	52,100	1,066,051
Roland Corp.	3,900	129,573
Rorze Corp.	2,900	322,096
Round One Corp.	52,600	232,967
Royal Holdings Co. Ltd.	8,100	142,554
RS Technologies Co. Ltd.	4,100	79,592
Ryobi Ltd.	5,900	108,772
Ryohin Keikaku Co. Ltd.	69,800	1,085,330
Ryosan Co. Ltd.	3,500	115,324
Ryoyo Electro Corp.	4,400	112,283
S Foods, Inc.	4,900	110,186
Saibu Gas Co. Ltd.	6,500	85,228
Saizeriya Co. Ltd.	8,000	274,634
Sakai Moving Service Co. Ltd.	5,800	110,243
Sakata INX Corp.	11,200	108,061
Sakata Seed Corp.	7,700	191,750
SAMTY Co. Ltd.	6,700	114,159
Samty Residential Investment Corp.	102	74,327
San-A Co. Ltd.	5,600	172,960
San-Ai Obbli Co. Ltd.	12,700	143,199
SanBio Co. Ltd. (a)(b)	13,700	52,414
Sangetsu Corp.	12,000	264,316
Sanken Electric Co. Ltd.	6,300	289,442
Sanki Engineering Co. Ltd.	10,300	132,139
Sankyo Co. Ltd. (Gunma)	11,000	672,832
Sankyu, Inc.	13,600	508,399
Sanrio Co. Ltd.	14,800	618,006
Sansan, Inc. (a)	21,200	197,356
Santen Pharmaceutical Co. Ltd.	93,000	939,517
Sanwa Holdings Corp.	51,300	784,079
Sanyo Chemical Industries Ltd.	3,200	93,527
Sanyo Denki Co. Ltd.	2,400	99,791
Sanyo Special Steel Co. Ltd.	5,200	89,319
Sapporo Holdings Ltd.	17,400	804,556
Sato Holding Corp.	6,700	98,511
Sawai Group Holdings Co. Ltd.	10,900	412,565
SB Technology Corp.	2,300	38,731
SBI Sumishin Net Bank Ltd. (b)	14,900	171,725
SBS Holdings, Inc.	4,500	76,171
Screen Holdings Co. Ltd.	22,500	2,206,314
Sega Sammy Holdings, Inc.	43,400	638,744
Seibu Holdings, Inc.	67,200	949,699
Seiko Group Corp.	7,400	132,017
Seino Holdings Co. Ltd.	33,700	492,149
Seiren Co. Ltd.	11,600	194,690
Sekisui House (REIT), Inc.	1,135	603,693
Sekisui Jushi Corp.	6,900	118,845
SENKO Co. Ltd.	29,500	230,643
Senshu Ikeda Holdings, Inc.	62,600	145,030
Septeni Holdings Co. Ltd. (a)	21,000	70,314
Seria Co. Ltd.	12,600	230,898
Seven Bank Ltd.	160,100	335,141
Shibaura Machine Co. Ltd.	6,400	155,168
Shibaura Mechatronics Corp. (b)	3,500	165,792
Shibuya Corp.	4,300	73,080
SHIFT, Inc. (a)	3,500	630,957
Shiga Bank Ltd.	9,700	241,182
Shikoku Electric Power Co., Inc.	40,400	285,660
Shikoku Kasei Holdings Corpora	8,700	107,577
Shima Seiki Manufacturing Ltd.	6,900	70,170
Shimamura Co. Ltd.	6,100	669,222
Shin Nippon Biomedical Laboratories Ltd. (b)	6,100	70,702
Shin-Etsu Polymer Co. Ltd.	11,200	123,202
Shinko Electric Industries Co. Ltd.	18,700	691,379
Shinmaywa Industries Ltd.	14,300	118,705
Ship Healthcare Holdings, Inc.	21,200	321,749
Shizuoka Gas Co. Ltd.	9,200	62,852
SHO-BOND Holdings Co. Ltd.	10,900	485,492
Shochiku Co. Ltd.	2,500	171,588
Shoei Co. Ltd.	13,600	181,755
Shoei Foods Corp.	2,900	88,063
Showa Sangyo Co. Ltd.	5,200	119,172
Siix Corp.	8,000	84,595
Simplex Holdings, Inc.	8,800	160,393
SKY Perfect JSAT Holdings, Inc.	41,400	217,861
Skylark Holdings Co. Ltd. (a)	62,700	1,022,898
SMS Co., Ltd.	19,500	352,173
Snow Peak, Inc.	8,600	51,910
Socionext, Inc.	49,000	1,122,987
Sohgo Security Services Co., Ltd.	105,600	576,469
Sojitz Corp.	62,260	1,469,425
Solasto Corp.	15,700	61,342
Sosei Group Corp. (a)	20,500	198,991
SOSiLA Logistics REIT, Inc.	186	151,052
Sotetsu Holdings, Inc.	21,800	399,553
Sparx Group Co. Ltd.	5,720	70,442
SRE Holdings Corp. (a)	3,000	67,704
Stanley Electric Co. Ltd.	35,600	679,978
Star Asia Investment Corp.	610	239,183
Star Micronics Co. Ltd.	10,100	120,535
Starts Corp., Inc.	8,200	168,213
Starts Proceed Investment Corp.	67	92,493
Strike Co. Ltd.	2,500	80,660
Sugi Holdings Co. Ltd.	9,600	458,685
Sumitomo Bakelite Co. Ltd.	9,600	477,096
Sumitomo Dainippon Pharma Co., Ltd.	50,400	147,948
Sumitomo Densetsu Co. Ltd.	4,200	86,814
Sumitomo Forestry Co. Ltd.	42,700	1,255,177
Sumitomo Heavy Industries Ltd.	30,400	788,713
Sumitomo Mitsui Construction Co. Ltd.	34,300	96,204
Sumitomo Osaka Cement Co. Ltd.	8,800	221,692
Sumitomo Riko Co. Ltd.	10,600	91,096
Sumitomo Rubber Industries Ltd.	47,300	547,946
Sun Frontier Fudousan Co. Ltd.	7,400	88,498
Sundrug Co. Ltd.	19,800	597,174
SUNWELS Co. Ltd. (b)	3,100	48,398
Suruga Bank Ltd.	45,400	264,579
Suzuken Co. Ltd.	17,100	530,801
Systena Corp.	81,700	165,139
T Hasegawa Co. Ltd.	8,800	197,477
T-Gaia Corp.	4,500	60,897
Tadano Ltd.	26,700	217,351
Taihei Dengyo Kaisha Ltd.	2,800	84,570
Taiheiyo Cement Corp.	31,900	656,576
Taikisha Ltd.	6,500	193,810
Taisho Pharmaceutical Holdings Co. Ltd.	4,700	273,510
Taiyo Holdings Co. Ltd.	11,200	246,779
Taiyo Yuden Co. Ltd.	32,500	785,062
Takamatsu Construction Group C	4,300	86,352
Takara Bio, Inc.	13,000	110,511
Takara Holdings, Inc.	38,500	325,727
Takara Leben Real Estate Investment Corp.	191	135,856
Takara Standard Co. Ltd.	10,900	130,233
Takasago International Corp.	3,400	81,199
Takasago Thermal Engineering Co. Ltd.	11,800	272,653
Takashimaya Co. Ltd.	39,100	544,712
Takeuchi Manufacturing Co. Ltd.	9,500	324,784
Takuma Co. Ltd.	16,900	198,850
Tama Home Co. Ltd.	4,100	113,175
Tamron Co. Ltd.	5,200	197,039
Tbs Holdings, Inc.	9,400	217,981
Techmatrix Corp.	10,400	111,095
TechnoPro Holdings, Inc.	29,700	684,729
Teijin Ltd.	48,900	449,850
Tenma Corp.	3,600	55,428
The Awa Bank Ltd.	8,600	144,247
The Hachijuni Bank Ltd.	99,800	543,901
The Hyakugo Bank Ltd.	56,900	220,678
The Keiyo Bank Ltd.	25,900	126,787
The Kiyo Bank Ltd.	15,900	179,207
The Monogatari Corp.	8,500	299,714
The Musashino Bank Ltd.	7,100	133,762
The Nanto Bank Ltd.	7,000	126,617
The Nippon Road Co. Ltd.	6,300	90,823
The Okinawa Electric Power Co., Inc.	11,300	89,554
The San-In Godo Bank Ltd.	37,100	261,632
The Sumitomo Warehouse Co. Ltd.	13,200	237,392
The Toho Bank Ltd.	50,300	106,673
THK Co. Ltd.	32,100	617,175
TKC Corp.	7,300	189,091
TKP Corp. (a)	5,000	56,713
TOA Corp.	3,800	100,447
Toagosei Co. Ltd.	25,100	240,251
Tocalo Co. Ltd.	15,400	163,812
Toda Corp.	62,400	393,434
Toei Animation Co. Ltd. (b)	2,300	307,732
Toei Co. Ltd.	1,600	224,549
Toenec Corp.	1,900	62,330
Toho Gas Co. Ltd.	20,400	409,834
Toho Holdings Co. Ltd.	14,100	305,385
Toho Titanium Co. Ltd. (b)	8,600	114,393
Tohoku Electric Power Co., Inc.	124,900	833,808
Tokai Carbon Co. Ltd.	55,600	391,028
Tokai Corp.	5,800	82,834
TOKAI Holdings Corp.	26,700	180,042
Tokai Rika Co. Ltd.	14,400	227,823
Tokai Tokyo Financial Holdings	51,300	197,892
Token Corp.	1,600	102,604
Tokushu Tokai Paper Co. Ltd.	2,300	61,384
Tokuyama Corp.	16,600	266,082
Tokyo Century Corp.	41,200	457,789
Tokyo Electron Device Ltd.	5,200	206,029
Tokyo Ohka Kogyo Co. Ltd.	26,400	602,989
Tokyo Seimitsu Co. Ltd.	11,100	718,988
Tokyo Steel Manufacturing Co. Ltd.	17,100	206,536
Tokyo Tatemono Co. Ltd.	52,100	802,962
Tokyo TY Financial Group, Inc.	6,500	190,134
Tokyotokeiba Co. Ltd.	4,400	137,804
Tokyu Construction Co. Ltd.	21,600	120,235
Tokyu Fudosan Holdings Corp.	169,800	1,135,550
Tokyu REIT, Inc.	238	277,530
TOMONY Holdings, Inc.	39,700	109,318
Tomy Co. Ltd.	21,800	357,664
Topcon Corp.	26,800	307,896
Topre Corp.	9,800	142,642
TORIDOLL Holdings Corp.	12,200	373,505
Torii Pharmaceutical Co. Ltd.	3,500	89,191
Tosei Corp.	7,500	108,303
Toshiba Tec Corp.	8,900	184,636
Totetsu Kogyo Co. Ltd.	6,100	125,252
Towa Corp.	5,600	288,905
Towa Pharmaceutical Co. Ltd.	7,100	124,246
Toyo Construction Co. Ltd.	12,700	111,899
Toyo Gosei Co. Ltd.	1,500	87,768
Toyo Seikan Group Holdings Ltd.	35,100	557,546
Toyo Suisan Kaisha Ltd.	24,500	1,275,751
Toyo Tanso Co. Ltd.	3,800	128,233
Toyo Tire Corp.	32,000	529,866
Toyobo Co. Ltd.	21,700	162,868
Toyoda Gosei Co. Ltd.	18,100	349,483
Toyota Boshoku Corp.	23,600	388,865
Trancom Co. Ltd.	1,800	85,303
Transcosmos, Inc.	6,100	127,375
TRE Holdings Corp.	12,400	105,194
Tri Chemical Laboratories, Inc.	7,200	177,557
Trusco Nakayama Corp.	12,800	218,680
TS tech Co. Ltd.	24,300	307,807
Tsubakimoto Chain Co.	7,200	208,227
Tsuburaya Fields Holdings, Inc. (b)	9,500	117,045
Tsugami Corp.	10,000	80,757
Tsumura & Co.	15,800	285,857
Tsuruha Holdings, Inc.	10,900	862,568
Tsurumi Manufacturing Co. Ltd.	4,200	103,559
TV Asahi Corp.	6,200	73,901
Uacj Corp.	9,300	256,878
Ube Corp.	24,800	412,313
Ulvac, Inc.	13,000	636,265
Union Tool Co.	2,400	55,273
United Arrows Ltd.	6,100	79,996
United Super Markets Holdings, Inc.	14,600	100,393
United Urban Investment Corp.	767	776,608
Universal Entertainment Corp.	6,900	99,794
USEN-NEXT HOLDINGS Co. Ltd.	5,000	145,125
Ushio, Inc.	25,400	355,835
UT Group Co. Ltd. (a)	8,400	134,585
Valor Holdings Co. Ltd.	9,500	162,305
ValueCommerce Co. Ltd.	4,900	41,791
Vector, Inc.	8,500	68,259
Vision, Inc. (a)	11,400	90,493
Visional, Inc. (a)	6,000	375,521
VT Holdings Co. Ltd.	20,200	72,810
W-Scope Corp. (a)	13,700	70,775
Wacoal Holdings Corp.	10,900	254,289
Wacom Co. Ltd.	39,400	181,568
Wakita & Co. Ltd.	8,900	96,441
WDB Holdings Co. Ltd.	2,600	40,946
WealthNavi, Inc. (a)(b)	10,500	120,842
Weathernews, Inc.	1,600	58,034
Welcia Holdings Co. Ltd.	26,000	438,590
West Holdings Corp.	6,500	149,508
WingArc1st, Inc.	5,400	102,729
Workman Co. Ltd. (b)	5,700	162,947
YA-MAN Ltd.	7,900	54,273
YAMABIKO Corp.	8,500	95,249
Yamada Holdings Co. Ltd.	160,400	489,955
Yamaguchi Financial Group, Inc.	48,900	464,798
Yamato Kogyo Co. Ltd.	10,600	586,750
Yamazaki Baking Co. Ltd.	30,400	720,855
Yamazen Co. Ltd.	14,100	120,580
Yaoko Co. Ltd.	4,900	282,720
Yellow Hat Ltd.	8,600	106,768
Yodogawa Steel Works Ltd.	5,700	150,120
Yokogawa Bridge Holdings Corp.	8,700	168,373
Yokohama Rubber Co. Ltd.	33,000	781,034
Yokorei Co. Ltd.	12,200	92,809
YONEX Co. Ltd.	17,000	138,142
Yoshinoya Holdings Co. Ltd.	17,000	379,106
Yuasa Trading Co. Ltd.	4,400	146,604
Yurtec Corp.	10,300	81,355
Zenkoku Hosho Co. Ltd.	14,000	520,988
Zenrin Co. Ltd.	8,200	49,316
Zeon Corp.	37,800	342,938
ZERIA Pharmaceutical Co. Ltd.	5,700	78,942
ZIGExN Co. Ltd.	13,900	49,704
Zojirushi Thermos	11,800	114,202
Zuken, Inc.	4,500	122,997
TOTAL JAPAN		239,469,549
Luxembourg - 0.2%
Aperam SA	14,054	434,685
SES SA (France) (depositary receipt)	105,796	651,702
TOTAL LUXEMBOURG		1,086,387
Macau - 0.0%
MECOM Power & Construction Ltd. warrants 5/24/24 (a)	28,650	36
SJM Holdings Ltd. (a)(b)	690,000	193,910
TOTAL MACAU		193,946
Malta - 0.1%
Kambi Group PLC (a)	6,867	92,051
Kindred Group PLC (depository receipt)	63,468	749,237
TOTAL MALTA		841,288
Mexico - 0.1%
Borr Drilling Ltd.	56,566	352,016
Netherlands - 1.3%
Aalberts Industries NV	27,523	1,099,937
Alfen Beheer BV (a)(b)(d)	6,045	368,974
AMG Critical Materials NV	8,462	180,474
Arcadis NV	19,874	1,094,296
Basic-Fit NV (a)(b)(d)	14,659	426,783
Brunel International NV	5,618	62,657
Corbion NV	16,405	319,652
Eurocommercial Properties NV	12,097	272,185
Fastned BV (Bearer) unit (a)	1,930	57,254
Flow Traders Ltd.	9,122	163,842
Fugro NV (Certificaten Van Aandelen) (a)	31,353	580,419
Koninklijke BAM Groep NV	78,603	217,802
Koninklijke Vopak NV	18,896	591,185
NSI NV	5,474	117,132
Pharming Group NV (a)	180,838	228,655
PostNL NV (b)	90,360	131,488
Redcare Pharmacy NV (a)	4,189	588,064
SBM Offshore NV	39,573	506,784
Signify NV (d)	35,499	1,072,267
Sligro Food Group NV	6,011	93,544
TKH Group NV (bearer) (depositary receipt)	11,021	445,687
TomTom Group BV (a)(b)	20,433	139,006
Van Lanschot Kempen NV (Bearer)	8,894	268,648
VastNed Retail NV	3,282	72,533
Wereldhave NV	8,671	130,441
TOTAL NETHERLANDS		9,229,709
New Zealand - 0.7%
Air New Zealand Ltd.	466,666	179,684
Contact Energy Ltd.	215,065	1,059,942
Fletcher Building Ltd.	214,599	591,543
Goodman Property Trust	307,016	417,003
Infratil Ltd.	227,890	1,470,115
Kiwi Property Group Ltd.	440,763	234,031
Oceania Healthcare Ltd.	193,475	82,695
Ryman Healthcare Ltd. (a)	161,281	560,276
The Warehouse Group Ltd.	35,005	33,749
TOTAL NEW ZEALAND		4,629,038
Nigeria - 0.1%
Airtel Africa PLC (d)	259,965	369,647
Norway - 1.9%
Aker ASA (A Shares)	6,112	365,247
Aker Carbon Capture A/S (a)(b)	102,383	101,728
Aker Solutions ASA	68,676	255,839
Austevoll Seafood ASA	24,820	180,299
Avance Gas Holding Ltd. (d)	5,247	61,164
Belships ASA	23,280	48,476
BlueNord ASA (a)	6,478	308,586
Borregaard ASA	26,154	446,127
BW Offshore Ltd.	25,315	58,057
Crayon Group Holding A/S (a)(b)(d)	20,171	170,693
DNO ASA (A Shares)	132,367	116,984
DOF Group ASA	40,938	222,415
Elkem ASA (d)	80,515	167,656
Entra ASA (d)	19,993	218,992
Europris ASA (d)	42,995	322,751
FLEX LNG Ltd.	8,009	238,810
Frontline PLC	36,693	823,017
Golden Ocean Group Ltd.	35,527	375,293
Gram Car Carriers ASA	3,230	69,869
Grieg Seafood ASA (b)	14,196	89,086
Hexagon Composites ASA (a)	36,510	81,787
Hoegh Autoliners ASA	26,083	262,634
Kitron ASA	50,280	153,939
Leroy Seafood Group ASA	74,315	299,316
MPC Container Ships ASA	97,230	146,530
NEL ASA (a)(b)	467,767	237,325
Nordic VLSI ASA (a)(b)	47,973	488,066
Norske Skog ASA (b)(d)	19,801	68,644
Norwegian Air Shuttle A/S (a)	201,789	248,753
Nykode Therapeutics A/S (a)	41,150	70,701
Odfjell Drilling Ltd.	25,911	96,699
PGS ASA (a)	266,860	168,480
Protector Forsikring ASA	15,907	285,251
Schibsted ASA:
(A Shares)	19,892	611,480
(B Shares)	27,235	781,528
Seadrill Ltd. (a)	9,909	428,686
Sparebank 1 Oestlandet	9,439	109,851
Sparebank 1 Sr Bank ASA (primary capital certificate)	49,036	595,859
Sparebanken Midt-Norge	36,119	492,473
Sparebanken Nord-Norge	25,714	253,295
Stolt-Nielsen SA	6,408	240,058
Storebrand ASA (A Shares)	121,894	1,098,955
TGS ASA	36,307	356,606
Tomra Systems ASA (b)	65,679	665,080
Veidekke ASA	29,621	270,376
Wallenius Wilhelmsen ASA	29,265	285,214
TOTAL NORWAY		13,438,675
Peru - 0.0%
Hochschild Mining PLC (a)	91,145	120,128
Poland - 0.1%
InPost SA (a)	54,945	828,338
Portugal - 0.3%
Altri SGPS SA	19,416	94,843
Banco Comercial Portugues SA (Reg.) (a)	2,279,723	665,444
Corticeira Amorim SGPS SA	10,957	111,900
CTT Correios de Portugal SA	24,462	97,285
Greenvolt-Energias Renovaveis SA (a)(b)	15,493	135,286
Mota-Engil SGPS SA	25,018	144,107
NOS SGPS	52,421	185,817
REN - Redes Energeticas Nacionais SGPS SA	108,491	266,735
Semapa Sociedade de Investimen	4,506	69,636
Sonae SGPS SA	215,774	209,052
The Navigator Co. SA	58,726	242,437
TOTAL PORTUGAL		2,222,542
Singapore - 1.7%
AEM Holdings Ltd.	69,200	137,700
AIMS APAC (REIT)	166,873	162,654
Best World International Ltd. (a)	36,100	45,403
BW LPG Ltd. (d)	25,180	310,762
Capitaland Ascott Trust unit	723,900	516,093
Capitaland India Trust	296,765	230,421
CapitaRetail China Trust	325,200	201,996
CDL Hospitality Trusts unit	240,400	184,140
ComfortDelgro Corp. Ltd.	593,400	617,186
Digital Core (REIT)	223,600	143,728
ESR-LOGOS (REIT)	1,926,360	441,591
Far East Hospitality Trust unit	272,100	131,623
Frasers Centrepoint Trust	280,100	479,089
Frasers Hospitality Trust unit	211,600	73,366
Frasers Logistics & Industrial Trust	823,700	685,682
Hafnia Ltd.	70,315	513,460
Hong Fok Corp. Ltd.	82,300	52,670
iFast Corp. Ltd.	37,000	202,893
IGG, Inc. (a)	219,000	77,950
Kenon Holdings Ltd.	5,827	144,183
Keppel (REIT)	615,500	423,290
Keppel DC (REIT)	381,500	479,019
Keppel Infrastructure Trust	1,089,930	409,601
Lendlease Global Commercial (REIT)	480,016	224,758
Mapletree Industrial (REIT)	585,087	1,065,652
Nanofilm Technologies International Ltd.	73,000	37,240
NetLink NBN Trust	799,000	502,947
Olam Group Ltd.	268,400	178,363
PARAGON REIT	305,300	197,540
Parkway Life REIT	108,100	283,279
Raffles Medical Group Ltd.	233,700	175,616
Riverstone Holdings Ltd.	141,400	73,554
Sasseur (REIT)	153,600	76,622
SATS Ltd. (a)(b)	286,058	584,056
Sheng Siong Group Ltd.	183,100	212,624
SIA Engineering Co. Ltd.	76,600	131,050
Singapore Post Ltd.	410,000	125,135
Starhill Global (REIT)	398,031	152,548
StarHub Ltd.	162,600	128,312
Straits Trading Co. Ltd.	40,346	49,850
Suntec (REIT) (b)	560,600	495,586
UMS Holdings Ltd.	140,000	132,717
Venture Corp. Ltd.	76,300	760,144
Yangzijiang Financial Holding Ltd.	662,600	154,999
TOTAL SINGAPORE		12,407,092
South Africa - 0.0%
Scatec Solar AS (d)	33,319	249,007
Spain - 2.0%
Acerinox SA	48,885	516,678
Aedas Homes SAU (d)	3,248	62,059
Almirall SA	23,482	223,318
Applus Services SA	35,272	426,545
Atresmedia Corporacion de Medios de Comunicacion SA	23,778	95,644
Audax Renovables SA (a)	35,400	50,346
Banco de Sabadell SA	1,553,496	2,024,709
Bankinter SA	185,813	1,148,622
Befesa SA (d)	9,923	351,526
Cie Automotive SA	11,512	304,805
Compania de Distribucion Integral Logista Holdings SA	16,353	463,731
Construcciones y Auxiliar de Ferrocarriles	4,596	165,398
Distribuidora Internacional de Alimentacion SA (a)(b)	4,035,722	52,337
eDreams ODIGEO SA (a)	24,935	190,248
Ence Energia y Celulosa SA	36,629	116,063
Faes Farma SA	88,012	289,624
Fluidra SA	26,372	573,424
Gestamp Automocion SA (d)	47,212	157,352
Global Dominion Access SA (d)	23,091	88,963
Grenergy Renovables SA (a)(b)	3,846	134,750
Indra Sistemas SA	36,193	644,204
Inmobiliaria Colonial SA	74,911	452,951
Laboratorios Farmaceuticos ROVI SA	5,938	411,021
Lar Espana Real Estate Socimi SA	13,461	90,339
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	160,704	167,942
MAPFRE SA (Reg.)	252,437	556,530
Melia Hotels International SA (a)	30,520	207,298
Merlin Properties Socimi SA	90,963	934,377
Neinor Homes SLU (d)	6,409	72,310
Opdenergy Holdings SA (a)	12,225	76,231
Pharma Mar SA	4,227	177,060
Prosegur Cash SA (d)	83,530	45,316
Prosegur Compania de Seguridad SA (Reg.)	51,725	98,047
Sacyr SA	113,047	373,351
Sacyr SA rights (a)	113,047	7,467
Solaria Energia y Medio Ambiente SA (a)	22,341	330,651
Talgo SA (d)	17,657	80,144
Tecnicas Reunidas SA (a)	13,281	111,808
Unicaja Banco SA (d)	365,315	350,381
Vidrala SA	5,781	580,395
Viscofan Envolturas Celulosicas SA	10,820	633,770
TOTAL SPAIN		13,837,735
Sweden - 5.5%
AAK AB	49,959	1,128,160
AcadeMedia AB (d)	22,910	125,154
Addlife AB	31,099	336,790
AddTech AB (B Shares)	71,628	1,489,461
AFRY AB (B Shares)	25,653	355,461
Alimak Group AB (d)	19,355	170,922
Alleima AB	51,759	344,176
Arjo AB	58,927	277,006
Atea ASA	21,645	288,538
Atrium Ljungberg AB (B Shares)	14,247	285,579
Attendo AB (a)(d)	30,278	118,562
Avanza Bank Holding AB (b)	34,739	701,012
Axfood AB	29,872	755,795
Betsson AB (B Shares)	31,525	343,524
Bilia AB (A Shares)	16,732	203,228
Billerud AB	62,051	552,736
BioArctic AB (a)(b)(d)	10,111	220,162
BioGaia AB	22,792	246,610
Biotage AB (A Shares)	19,063	269,826
BONESUPPORT Holding AB (a)(d)	15,233	302,123
Boozt AB (a)(d)	15,645	183,260
Bravida Holding AB (d)	56,564	430,753
Bufab AB	7,341	261,285
Bure Equity AB	15,456	443,482
Calliditas Therapeutics AB (a)(b)	12,162	132,878
Camurus AB (a)	8,388	417,117
Castellum AB	108,941	1,417,945
Catena AB	8,981	384,383
Cibus Nordic Real Estate AB	14,299	169,417
Clas Ohlson AB (B Shares)	10,813	154,195
Cloetta AB	52,815	95,057
Coor Service Management Holding AB (d)	26,006	110,055
Corem Property Group AB (b)	144,616	146,191
Creades AB (A Shares)	15,942	105,701
Dios Fastigheter AB	28,054	218,358
Dometic Group AB (d)	88,140	702,129
Electrolux AB (B Shares) (a)	60,709	571,700
Electrolux Professional AB	65,620	351,221
Elekta AB (B Shares)	96,213	727,608
Embracer Group AB (a)	211,740	407,949
Engcon AB (B Shares) (b)	11,465	92,157
Fabege AB	64,156	603,914
Fortnox AB	134,993	749,770
Granges AB	29,177	289,901
Hemnet Group AB	24,145	651,962
Hexatronic Group AB (b)	51,679	109,450
HEXPOL AB (B Shares)	72,227	830,080
HMS Networks AB	7,763	342,846
Hufvudstaden AB (A Shares)	30,731	399,543
Instalco AB (b)	59,277	237,640
Intrum AB (b)	24,395	144,495
Investment AB Oresund	7,858	84,571
INVISIO AB	11,096	215,914
Inwido AB	14,423	176,707
JM AB (B Shares)	18,085	296,474
Kinnevik AB (B Shares) (a)	67,365	730,508
Lindab International AB	20,619	393,294
Loomis AB (B Shares)	19,633	537,299
Medicover AB Class B	18,140	299,119
Meko AB	10,745	109,137
MIPS AB	7,424	247,760
Modern Times Group MTG AB (B Shares) (a)	24,300	186,804
Munters Group AB (d)	35,759	571,435
Mycronic AB	20,236	565,468
NCAB Group AB (b)	49,104	319,916
NCC AB (B Shares)	21,518	275,627
New Wave Group AB (B Shares)	24,398	217,449
Nolato AB (B Shares)	53,307	258,681
Nordnet AB	38,012	600,133
Norion Bank AB (a)	14,115	55,814
Note AB (a)(b)	4,775	67,725
NP3 Fastigheter AB	8,094	160,532
Nyfosa AB	40,025	361,341
OX2 AB (a)	42,070	201,079
Pandox AB	25,573	352,141
Paradox Interactive AB	10,157	199,301
Peab AB	47,369	234,873
Platzer Fastigheter Holding AB	15,616	128,300
Ratos AB (B Shares)	57,594	190,824
Resurs Holding AB (d)	33,460	46,042
RVRC Holding AB	13,542	82,631
Samhallsbyggnadsbolaget I Norden AB (B Shares)	298,068	138,198
Scandic Hotels Group AB (a)(d)	39,679	183,436
Sdiptech AB (a)	7,942	197,965
Sectra AB (B Shares)	37,526	703,668
Sinch AB (a)(d)	186,808	580,799
SkiStar AB (b)	11,350	142,984
SSAB AB:
(A Shares)	63,702	496,681
(B Shares)	177,803	1,363,424
Stillfront Group AB (a)	130,086	135,566
Storskogen Group AB (b)	379,179	264,600
Surgical Science Sweden AB (a)(b)	9,923	170,776
Svolder AB (B Shares)	24,266	134,777
Sweco AB (B Shares)	59,618	700,637
Swedencare AB	17,482	103,918
Synsam Holding AB	13,872	61,984
Thule Group AB (d)	29,129	744,834
Trelleborg AB (B Shares)	62,215	1,899,334
Troax Group AB	10,617	231,180
Truecaller AB (B Shares) (a)(b)	64,017	191,129
Vimian Group AB (a)	42,068	115,451
Vitec Software Group AB	8,614	480,089
Vitrolife AB	20,483	339,328
Wallenstam AB (B Shares)	98,423	497,948
Wihlborgs Fastigheter AB	76,573	687,613
Xvivo Perfusion AB (a)	6,872	191,831
TOTAL SWEDEN		39,322,316
Switzerland - 4.3%
Accelleron Industries Ltd.	25,751	828,377
Allreal Holding AG	4,075	727,215
ALSO Holding AG	1,769	519,661
Arbonia AG (b)	14,706	171,097
Aryzta AG (a)	272,897	491,749
Autoneum Holding AG (a)(b)	1,026	152,898
Basilea Pharmaceutica AG (a)	3,341	131,247
Belimo Holding AG (Reg.)	2,715	1,272,946
Bell Food Group AG	598	175,668
Bossard Holding AG	1,562	374,685
Bucher Industries AG	1,828	776,998
Burckhardt Compression Holding AG	845	474,912
Burkhalter Holding AG	2,029	207,144
Bystronic AG	380	190,892
Cembra Money Bank AG	8,215	635,438
COLTENE Holding AG	745	49,123
Comet Holding AG	2,148	713,884
Daetwyler Holdings AG	2,091	425,978
DKSH Holding AG	9,786	686,647
DocMorris AG (a)	3,245	305,341
Dorma Kaba Holding AG	867	436,539
Dottikon ES Holding AG (a)	772	203,970
EFG International	25,880	334,090
Emmi AG	585	614,862
Flughafen Zuerich AG	5,485	1,135,836
Forbo Holding AG (Reg.)	267	315,592
Galenica AG (d)	13,893	1,227,581
Georg Fischer AG (Reg.)	22,542	1,517,690
Gurit-Heberlein AG (Bearer) (a)	714	62,551
Huber+Suhner AG	4,727	340,167
Idorsia Ltd. (a)(b)	31,833	57,362
Implenia AG	3,778	134,405
INFICON Holding AG	473	720,229
Interroll Holding AG	199	584,582
Intershop Holding AG	282	202,607
IWG PLC (a)	209,416	498,673
Kardex AG	1,703	435,149
Komax Holding AG (Reg.) (b)	1,043	201,360
Landis+Gyr Group AG	5,946	489,557
LEM Holding SA	125	285,648
Leonteq AG	2,588	96,568
Medacta Group SA (d)	1,914	287,893
Medmix AG (d)	6,715	134,619
Meier Tobler Group AG	1,348	58,110
Metall Zug AG	52	86,772
Meyer Burger Technology AG (a)(b)	901,801	117,251
Mobilezone Holding AG	11,781	181,572
Mobimo Holding AG	1,981	586,529
OC Oerlikon Corp. AG (Reg.)	51,630	225,917
Orior AG	1,827	141,214
PSP Swiss Property AG	12,549	1,676,690
Rieter Holding AG (Reg.)	717	75,859
Schweiter Technologies AG	280	154,122
Sensirion Holding AG (a)(d)	2,558	213,426
SFS Group AG	4,793	578,748
Siegfried Holding AG	1,104	1,104,064
SKAN Group AG	2,792	246,539
St.Galler Kantonalbank AG	820	475,114
Stadler Rail AG	15,110	483,968
Sulzer AG (Reg.)	5,155	500,297
Swissquote Group Holding SA	3,160	796,820
Tecan Group AG	3,536	1,362,853
TX Group AG	725	109,218
u-blox Holding AG	1,899	188,151
V-ZUG Holding AG (a)	642	45,010
Valiant Holding AG	4,332	519,067
Vetropack Holding AG	3,517	153,241
Vontobel Holdings AG	7,856	520,729
Ypsomed Holding AG	1,123	397,562
Zehnder Group AG	2,571	154,329
TOTAL SWITZERLAND		30,782,602
Tanzania - 0.0%
Helios Towers PLC (a)	204,379	204,877
Ukraine - 0.0%
Ferrexpo PLC	79,474	87,423
United Arab Emirates - 0.1%
Network International Holdings PLC (a)(d)	131,901	647,571
United Kingdom - 13.9%
4Imprint Group PLC	7,757	537,725
888 Holdings PLC (a)	101,475	99,793
A.G. Barr PLC	27,171	195,584
AB Dynamics PLC	4,814	108,289
Advanced Medical Solutions Group PLC	60,333	160,184
AJ Bell PLC	85,330	342,151
Allfunds Group PLC	96,158	693,133
Alpha Financial Markets Consulting PLC	32,234	147,878
Alpha FX Group PLC	9,561	199,925
Alphawave IP Group PLC (a)(b)	86,679	142,803
AO World PLC (a)	87,753	101,256
Ascential PLC (a)	122,703	473,658
Ashmore Group PLC	128,699	346,099
ASOS PLC (a)(b)	16,439	76,978
Assura PLC	839,873	474,071
Aston Martin Lagonda Global Holdings PLC (a)(d)	77,807	188,927
Auction Technology Group PLC (a)	26,669	184,197
B&M European Value Retail SA	262,661	1,726,265
Babcock International Group PLC	69,246	397,181
Balfour Beatty PLC	152,440	641,382
Beazley PLC	184,749	1,274,851
Bellway PLC	32,804	1,147,401
Big Yellow Group PLC	51,548	749,951
Bodycote PLC	52,365	423,059
Boohoo.Com PLC (a)(b)	210,698	97,141
Breedon Group PLC	79,816	367,683
Bridgepoint Group PLC (d)	65,916	224,543
British Land Co. PLC	243,418	1,178,407
Britvic PLC	70,220	785,335
Bytes Technology Group PLC	62,462	519,673
Cab Payments Holdings Ltd.	29,140	29,359
Capita Group PLC (a)	477,045	115,229
Central Asia Metals PLC	47,811	100,702
Ceres Power Holdings PLC (a)(b)	35,938	108,942
Chemring Group PLC	77,724	346,719
Clarkson PLC	8,071	363,107
Close Brothers Group PLC	41,807	288,222
CLS Holdings PLC (b)	44,052	55,101
Coats Group PLC	441,771	400,857
Computacenter PLC	23,615	869,088
ConvaTec Group PLC (d)	450,485	1,375,868
Craneware PLC	8,349	227,485
Cranswick PLC	14,674	748,318
Crest Nicholson Holdings PLC	67,805	179,936
Currys PLC	266,324	167,001
Custodian (REIT) PLC	113,386	103,316
CVS Group PLC	19,768	422,878
Darktrace PLC (a)	96,784	422,299
Deliveroo PLC Class A (a)(d)	252,493	375,982
Derwent London PLC	26,399	715,947
Diploma PLC	36,897	1,524,362
Direct Line Insurance Group PLC (a)	361,979	777,099
Discoverie Group PLC	26,490	263,195
Domino's Pizza UK & IRL PLC	100,502	447,565
Dowlais Group PLC	386,415	442,692
Dr. Martens Ltd.	162,251	183,208
Drax Group PLC	106,284	685,860
DS Smith PLC	378,054	1,353,959
Dunelm Group PLC	33,173	459,078
easyJet PLC	84,310	594,278
Elementis PLC (a)	161,258	291,012
Empiric Student Property PLC	162,772	189,366
EnQuest PLC (a)	474,182	77,520
Essentra PLC	79,508	174,316
FD Technologies PLC (a)	6,484	102,879
FDM Group Holdings PLC	25,607	149,116
Fever-Tree Drinks PLC	29,021	371,461
Firstgroup PLC	183,152	391,567
Forterra PLC (d)	54,126	113,317
Frasers Group PLC (a)	31,384	322,161
Future PLC	29,803	270,051
Games Workshop Group PLC	9,073	1,138,898
Gamma Communications PLC	25,212	381,497
GB Group PLC	69,622	248,638
Genuit Group PLC	69,261	372,164
Genus PLC	18,205	529,253
Grafton Group PLC unit	54,334	669,226
Grainger Trust PLC	194,992	650,402
Great Portland Estates PLC	56,582	299,016
Greatland Gold PLC (a)(b)	1,240,085	113,152
Greggs PLC	28,183	954,340
Halfords Group PLC	61,303	138,675
Hammerson PLC	1,040,467	356,809
Harbour Energy PLC	169,886	600,247
Hays PLC	438,212	546,461
Hill & Smith Holdings PLC	21,864	519,253
Hilton Food Group PLC	21,154	210,715
Hiscox Ltd.	95,569	1,258,381
Home (REIT) PLC (c)	235,236	113,433
Howden Joinery Group PLC	150,623	1,532,421
Hunting PLC	41,712	173,650
Ibstock PLC (d)	108,379	210,693
IG Group Holdings PLC	107,942	976,032
IMI PLC	71,584	1,528,605
Impact Healthcare REIT PLC	92,807	100,913
Impax Asset Management Group PLC	27,603	190,648
Inchcape PLC	102,929	893,527
Indivior PLC (a)	32,481	570,933
IntegraFin Holdings PLC	82,151	307,541
Intermediate Capital Group PLC	80,259	1,816,580
International Distributions Services PLC (a)	198,634	696,786
Investec PLC	178,559	1,178,507
IP Group PLC	292,441	194,200
ITM Power PLC (a)	132,653	100,194
ITV PLC	1,000,955	761,106
J.D. Wetherspoon PLC (a)	24,963	265,739
Jet2 PLC	47,473	803,771
John Wood Group PLC (a)	191,129	381,493
Johnson Matthey PLC	50,116	1,033,340
Johnson Service Group PLC	114,533	212,206
Judges Scientific PLC	1,628	189,811
Jupiter Fund Management PLC	124,344	124,568
Just Eat Takeaway.com NV (a)(d)	51,896	783,597
Just Group PLC	287,383	310,663
Kainos Group PLC	24,181	351,493
Keller Group PLC	20,265	224,459
Kier Group PLC (a)	116,746	189,083
Lancashire Holdings Ltd.	65,634	504,890
Learning Technologies Group PLC	165,389	169,984
Liontrust Asset Management PLC	18,187	144,283
Londonmetric Properity PLC	304,218	746,782
LXI REIT PLC	451,407	606,392
Man Group PLC	331,819	997,039
Marks & Spencer Group PLC	542,714	1,700,884
Marlowe PLC (a)	22,148	105,256
Marshalls PLC	63,392	225,425
ME Group International PLC	52,097	83,849
Mitchells & Butlers PLC (a)	73,536	242,486
Mitie Group PLC	349,325	457,751
Mobico Group PLC	148,103	161,133
Molten Ventures PLC (a)	41,332	124,979
Moneysupermarket.com Group PLC	140,678	456,400
Moonpig Group PLC (a)	79,337	168,914
Morgan Advanced Materials PLC	77,392	265,794
Morgan Sindall PLC	12,204	350,308
NCC Group Ltd.	81,760	125,581
Next Fifteen Communications Group PLC	23,258	269,695
Ninety One PLC	76,820	171,830
OSB Group PLC	109,474	624,591
Oxford Instruments PLC	15,181	427,103
Oxford Nanopore Technologies Ltd. (a)	161,093	327,258
Pagegroup PLC	90,748	527,413
Pan African Resources PLC	527,517	119,799
Paragon Banking Group PLC	57,082	509,274
Pennon Group PLC	72,190	645,894
Petrofac Ltd. (a)(b)	121,424	47,272
Pets At Home Group PLC	124,609	442,483
Picton Property Income Ltd.	148,854	127,145
Playtech Ltd. (a)	64,566	363,628
Polar Capital Holdings PLC	25,383	145,881
Premier Foods PLC	176,040	317,242
Primary Health Properties PLC	367,328	452,248
PZ Cussons PLC Class L	63,111	107,014
QinetiQ Group PLC	142,502	646,883
Quilter PLC (d)	388,644	515,677
Rank Group PLC (a)	57,344	51,161
Rathbone Brothers PLC	17,577	369,325
Redde Northgate PLC	62,880	282,892
Redrow PLC	77,240	589,765
Renew Holdings PLC	21,718	242,204
Renewi PLC (a)	19,855	147,702
Renishaw PLC	9,971	442,774
Rightmove PLC	222,919	1,577,636
Rotork PLC	235,337	934,692
RS GROUP PLC	130,421	1,298,460
RWS Holdings PLC	84,403	254,146
S4 Capital PLC (a)	116,142	65,204
Safestore Holdings PLC	60,455	634,369
Savills PLC	37,912	486,705
Serco Group PLC	304,090	668,623
Serica Energy PLC	70,221	188,305
Shaftesbury Capital PLC	402,397	679,774
SIG PLC (a)	199,903	83,221
Smart Metering Systems PLC	36,522	440,164
Softcat PLC	35,641	653,127
Spectris PLC	28,194	1,322,377
Spire Healthcare Group PLC (d)	79,824	239,751
Spirent Communications PLC	161,629	242,317
SSP Group PLC	220,294	630,944
SThree PLC	37,024	193,313
Subsea 7 SA	62,951	853,233
Supermarket Income (REIT) PLC	345,885	355,055
Synthomer PLC (a)	34,873	69,385
Target Healthcare (REIT) PLC	173,195	183,933
Tate & Lyle PLC	109,770	866,665
Team17 Group PLC (a)	32,563	111,421
Telecom Plus PLC	20,594	379,476
The PRS REIT PLC	149,414	159,435
The Weir Group PLC	71,265	1,643,266
THG PLC (a)(b)	163,966	137,851
TORM PLC	9,295	326,384
TP ICAP Group PLC	217,127	517,035
Trainline PLC (a)(d)	125,655	526,137
Travis Perkins PLC	58,230	582,980
Tritax Big Box REIT PLC	525,917	1,107,714
Trustpilot Group PLC (a)(d)	81,866	186,437
Tyman PLC	53,365	207,284
UK Commercial Property REIT Ltd.	214,470	174,222
Unite Group PLC	101,907	1,313,422
Urban Logistics REIT PLC	130,441	207,296
Vanquis Banking Group PLC	72,292	108,290
Vesuvius PLC	58,908	356,996
Victoria PLC (a)(b)	16,453	58,174
Victrex PLC	23,833	411,675
Virgin Money UK PLC	316,072	628,275
Vistry Group PLC	90,654	1,154,602
Volex PLC	36,305	145,850
Volution Group PLC	54,729	302,262
Warehouse (REIT) PLC	114,948	126,445
Watches of Switzerland Group PLC (a)(d)	66,328	314,375
WH Smith PLC	36,171	555,116
Wickes Group PLC	70,941	141,688
Wincanton PLC	34,918	192,052
Workspace Group PLC	39,819	263,667
Yellow Cake PLC (a)(d)	59,538	524,772
YouGov PLC	29,200	431,110
Young & Co.'s Brewery PLC Class A	6,012	78,095
TOTAL UNITED KINGDOM		98,656,546
United States of America - 0.6%
Burford Capital Ltd.	51,349	782,847
Carnival PLC (a)	38,470	577,979
Diversified Gas & Oil PLC	13,337	154,907
Fiverr International Ltd. (a)(b)	8,983	241,822
InMode Ltd. (a)	21,848	517,579
JS Global Lifestyle Co. Ltd. (d)	376,000	58,132
Maxeon Solar Technologies Ltd. (a)(b)	9,639	43,665
Pagaya Technologies Ltd. Class A (a)(b)	68,798	80,494
PolyPeptide Group AG (a)(d)	4,269	78,410
REC Silicon ASA (a)(b)	74,306	87,184
Reliance Worldwide Corp. Ltd.	216,209	591,136
RHI Magnesita NV	5,173	220,535
Riskified Ltd. (a)	23,770	109,104
Sims Ltd.	44,945	420,983
Taro Pharmaceutical Industries Ltd. (a)	2,580	111,069
Vobile Group Ltd. (a)	414,000	76,787
TOTAL UNITED STATES OF AMERICA		4,152,633
TOTAL COMMON STOCKS (Cost $823,893,167)		698,240,373

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,377	122,790
Einhell Germany AG	478	80,586
Fuchs Petrolub AG	19,136	843,755
Jungheinrich AG	13,312	449,715
Sixt SE Preference Shares	4,608	316,719
Sto SE & Co. KGaA	697	110,426
TOTAL GERMANY		1,923,991
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	10,802	262,659
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,333,475)		2,186,650

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (g) (Cost $498,455)	500,000	498,465

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	6,709,368	6,710,710
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	18,762,191	18,764,068
TOTAL MONEY MARKET FUNDS (Cost $25,474,778)		25,474,778

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $852,199,875)	726,400,266
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(14,308,257)
NET ASSETS - 100.0%	712,092,009

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	104	Mar 2024	11,611,600	234,656	234,656

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,781,691 or 3.8% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $383,818.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,969,273	13,907,571	13,166,134	77,776	-	-	6,710,710	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,588,393	16,751,937	14,576,262	128,749	-	-	18,764,068	0.1%
Total	22,557,666	30,659,508	27,742,396	206,525	-	-	25,474,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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